                                                              APRIL 28, 2008


PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). The Income Annuities are no longer available.

--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


                                  AMERICAN FUNDS(R)

AMERICAN FUNDS BOND                         AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL                 AMERICAN FUNDS GROWTH-INCOME
  CAPITALIZATION

                                 MET INVESTORS FUND

AMERICAN FUNDS BALANCED ALLOCATION          LORD ABBETT BOND DEBENTURE
AMERICAN FUNDS GROWTH ALLOCATION            MET/AIM SMALL CAP GROWTH
AMERICAN FUNDS MODERATE ALLOCATION          MET/FRANKLIN INCOME
BLACKROCK LARGE CAP CORE                    MET/FRANKLIN MUTUAL SHARES
CLARION GLOBAL REAL ESTATE                  MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
CYCLICAL GROWTH AND INCOME ETF              MET/TEMPLETON GROWTH
CYCLICAL GROWTH ETF                         MFS(R) RESEARCH INTERNATIONAL
HARRIS OAKMARK INTERNATIONAL                OPPENHEIMER CAPITAL APPRECIATION
JANUS FORTY                                 PIMCO INFLATION PROTECTED BOND
LAZARD MID CAP                              PIMCO TOTAL RETURN
LEGG MASON PARTNERS AGGRESSIVE GROWTH       RCM TECHNOLOGY
LEGG MASON VALUE EQUITY                     T. ROWE PRICE MID CAP GROWTH

                                  METROPOLITAN FUND

BLACKROCK AGGRESSIVE GROWTH                 METLIFE CONSERVATIVE TO MODERATE
BLACKROCK BOND INCOME                       ALLOCATION
BLACKROCK DIVERSIFIED                       METLIFE MID CAP STOCK INDEX
BLACKROCK LARGE CAP VALUE                   METLIFE MODERATE ALLOCATION
BLACKROCK LEGACY LARGE CAP GROWTH           METLIFE MODERATE TO AGGRESSIVE
BLACKROCK STRATEGIC VALUE                   ALLOCATION
DAVIS VENTURE VALUE                         METLIFE STOCK INDEX
FI LARGE CAP                                MFS(R) TOTAL RETURN
FI MID CAP OPPORTUNITIES                    MFS(R) VALUE
FI VALUE LEADERS                            MORGAN STANLEY EAFE(R) INDEX
FRANKLIN TEMPLETON SMALL CAP GROWTH         NEUBERGER BERMAN MID CAP VALUE
HARRIS OAKMARK FOCUSED VALUE                OPPENHEIMER GLOBAL EQUITY
JENNISON GROWTH                             RUSSELL 2000(R) INDEX
JULIUS BAER INTERNATIONAL STOCK             T. ROWE PRICE LARGE CAP GROWTH
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX     T. ROWE PRICE SMALL CAP GROWTH
LOOMIS SAYLES SMALL CAP                     WESTERN ASSET MANAGEMENT STRATEGIC
METLIFE AGGRESSIVE ALLOCATION               BOND   OPPORTUNITIES
METLIFE CONSERVATIVE ALLOCATION             WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT







Certain Portfolios have been subject to a name change. Please see Appendix A-1 "Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 28, 2008. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page A-PPA-79 of this Prospectus. To view or download the SAI, go to our website www.MetLife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732


The Securities and Exchange Commission has a website (http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.
This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.


 DEFERRED ANNUITIES
 AVAILABLE:
    - Non-Qualified
    - Traditional IRA
    - Roth IRA
    - SIMPLE IRA
    - SEP IRA


 INCOME ANNUITIES
 AVAILABLE:
    - Non-Qualified
    - Traditional IRA
    - Roth IRA
    - SIMPLE IRA
    - SEP IRA


 A WORD ABOUT
 INVESTMENT RISK:
 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
    - a bank deposit  or obligation;
    - federally insured or guaranteed; or
    - endorsed by any bank or other financial institution.


                                 (METLIFE LOGO)

TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW...........................................  A-PPA-4
TABLE OF EXPENSES.........................................................  A-PPA-6
ACCUMULATION UNIT VALUES TABLE............................................  A-PPA-12
METLIFE...................................................................  A-PPA-13
METROPOLITAN LIFE SEPARATE ACCOUNT E......................................  A-PPA-13
VARIABLE ANNUITIES........................................................  A-PPA-13
  A Deferred Annuity.....................................................   A-PPA-14
  An Income Annuity......................................................   A-PPA-14
YOUR INVESTMENT CHOICES...................................................  A-PPA-14
  Certain Payments We Receive with Regard to the Portfolios..............   A-PPA-20
DEFERRED ANNUITIES........................................................  A-PPA-22
  The Deferred Annuity and Your Retirement Plan..........................   A-PPA-22
  Automated Investment Strategies........................................   A-PPA-22
  Purchase Payments......................................................   A-PPA-23
    Allocation of Purchase Payments.......................................  A-PPA-23
    Automated Purchase Payments...........................................  A-PPA-23
    Electronic Applications...............................................  A-PPA-24
    Limits on Purchase Payments...........................................  A-PPA-24
  The Value of Your Investment...........................................   A-PPA-24
  Transfers..............................................................   A-PPA-25
  Access to Your Money...................................................   A-PPA-27
    Systematic Withdrawal Program.........................................  A-PPA-28
    Minimum Distribution..................................................  A-PPA-29
  Contract Fee...........................................................   A-PPA-29
  Charges................................................................   A-PPA-29
    Insurance-Related Charge..............................................  A-PPA-30
    Investment-Related Charge.............................................  A-PPA-30
  Premium and Other Taxes................................................   A-PPA-30
  Early Withdrawal Charges...............................................   A-PPA-31
    When No Early Withdrawal Charge Applies...............................  A-PPA-31
    When A Different Early Withdrawal Charge May Apply....................  A-PPA-32
  Free Look..............................................................   A-PPA-33
  Death Benefit..........................................................   A-PPA-33
  Pay-out Options (or Income Options)....................................   A-PPA-34
INCOME ANNUITIES..........................................................  A-PPA-35
  Income Payment Types...................................................   A-PPA-35
  Minimum Size of Your Income Payment....................................   A-PPA-37
  Allocation.............................................................   A-PPA-37
  The Value of Your Income Payments......................................   A-PPA-37




A-PPA-2

  Reallocations..........................................................   A-PPA-38
  Contract Fee...........................................................   A-PPA-41
  Charges................................................................   A-PPA-42
    Insurance-Related or Separate Account Charge..........................  A-PPA-42
    Investment-Related Charge.............................................  A-PPA-42
  Premium and Other Taxes................................................   A-PPA-42
  Free Look..............................................................   A-PPA-43
GENERAL INFORMATION.......................................................  A-PPA-44
  Administration.........................................................   A-PPA-44
    Purchase Payments.....................................................  A-PPA-44
    Confirming Transactions...............................................  A-PPA-44
    Processing Transactions...............................................  A-PPA-45
     By Telephone or Internet.............................................  A-PPA-45
     After Your Death.....................................................  A-PPA-45
     Misstatement.........................................................  A-PPA-46
     Third Party Requests.................................................  A-PPA-46
     Valuation -- Suspension of Payments..................................  A-PPA-46
  Advertising Performance................................................   A-PPA-46
  Changes to Your Deferred Annuity or Income Annuity.....................   A-PPA-48
  Voting Rights..........................................................   A-PPA-48
  Who Sells the Deferred Annuities and Income Annuities..................   A-PPA-49
  Financial Statements...................................................   A-PPA-51
  When We Can Cancel Your Deferred Annuity or Income Annuity.............   A-PPA-52
INCOME TAXES..............................................................  A-PPA-52
LEGAL PROCEEDING..........................................................  A-PPA-62
APPENDIX A PREMIUM TAX TABLE..............................................  A-PPA-63
APPENDIX A-1 ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS..............  A-PPA-64
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION..........  A-PPA-65
APPENDIX C PORTFOLIO LEGAL AND MARKETING NAMES............................  A-PPA-78
APPENDIX D TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION..  A-PPA-79



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.





                                                                         A-PPA-3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.





A-PPA-4

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

Your MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant under certain group arrangements.





                                                                         A-PPA-5

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES

The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Interest Account or Fixed Income Option.

---------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...............................      None
  Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1).................  Up to 7%
  Exchange Fee for Deferred Annuities...................................      None
  Surrender Fee for Deferred Annuities..................................      None
  Income Annuity Contract Fee(2)........................................      $350
  Transfer Fee..........................................................      None


1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING SCHEDULE:

  DURING PURCHASE PAYMENT YEAR
  1......................................................................       7%
  2......................................................................       6%
  3......................................................................       5%
  4......................................................................       4%
  5......................................................................       3%
  6......................................................................       2%
  7......................................................................       1%
  Thereafter.............................................................       0%


     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

2 THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY FOR MORE THAN TWO YEARS. WE ARE CURRENTLY WAIVING THIS CHARGE.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities(3)...............................................   None
Separate Account Charge (as a percentage of your average account value)(4)
  General Administrative Expenses Charge....................................................   .50%
  Mortality and Expense Risk Charge.........................................................   .75%
  Total Separate Account Annual Charge(4)...........  Current and Maximum Guaranteed Charge:  1.25%


3 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

4 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISION TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES.

     WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE-CAP CORE PORTFOLIO.

--------------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Large Cap, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, Cyclical Growth ETF, Cyclical Growth and Income ETF Portfolios, which are Class E Portfolios, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.






A-PPA-6

Total Annual Metropolitan Fund, Met Investors Fund and American        Minimum   Maximum
Funds(R)                                                               -------   -------
  Operating Expenses for the fiscal year ending December 31, 2007
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses).....................................................      0.29%     1.34%
  After Waiver and/or Reimbursement of Expenses....................      0.28%     1.17%




AMERICAN FUNDS(R) --
CLASS 2 ANNUAL EXPENSES
for fiscal year ending December 31,
2007                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund.............     0.40%        0.25%       0.01%       --       0.66%            --            0.66%
American Funds Global Small
  Capitalization Fund................     0.70%        0.25%       0.03%       --       0.98%            --            0.98%
American Funds Growth Fund...........     0.32%        0.25%       0.01%       --       0.58%            --            0.58%
American Funds Growth-Income Fund....     0.26%        0.25%       0.01%       --       0.52%            --            0.52%
                                                                                                 -----------------------------





MET INVESTORS FUND
ANNUAL EXPENSES
for fiscal year ending December 31,
2007                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.15%     0.39%      1.19%          0.15%           1.04%(1)
American Funds Growth Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.19%     0.36%      1.20%          0.19%           1.01%(2)
American Funds Moderate Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.26%     0.41%      1.32%          0.26%           1.06%(3)
BlackRock Large Cap Core
  Portfolio -- Class A...............     0.58%           --       0.07%        --      0.65%             --           0.65%
Clarion Global Real Estate
  Portfolio -- Class E...............     0.61%        0.15%       0.04%        --      0.80%             --           0.80%
Cyclical Growth and Income ETF
  Portfolio -- Class E...............     0.45%        0.15%       0.09%     0.23%      0.92%             --           0.92%(4)
Cyclical Growth ETF
  Portfolio -- Class E...............     0.45%        0.15%       0.09%     0.24%      0.93%             --           0.93%(5)
Harris Oakmark International
  Portfolio -- Class E...............     0.77%        0.15%       0.08%        --      1.00%             --           1.00%
Janus Forty Portfolio -- Class E.....     0.65%        0.15%       0.06%        --      0.86%             --           0.86%
Lazard Mid Cap Portfolio -- Class E..     0.69%        0.15%       0.06%        --      0.90%             --           0.90%
Legg Mason Partners Aggressive Growth
  Portfolio -- Class A...............     0.62%           --       0.05%        --      0.67%             --           0.67%
Legg Mason Value Equity Portfolio
  -- Class A.........................     0.63%           --       0.04%        --      0.67%             --           0.67%
Lord Abbett Bond Debenture
  Portfolio -- Class A...............     0.49%           --       0.05%        --      0.54%             --           0.54%
Met/AIM Small Cap Growth
  Portfolio -- Class E...............     0.86%        0.15%       0.06%        --      1.07%             --           1.07%
Met/Franklin Income Portfolio
  -- Class B.........................     0.80%        0.25%       0.29%        --      1.34%          0.19%           1.15%(6)
Met/Franklin Mutual Shares
  Portfolio -- Class B...............     0.80%        0.25%       0.29%        --      1.34%          0.19%           1.15%(7)
Met/Franklin Templeton Founding
  Strategy Portfolio -- Class B......     0.05%        0.25%       0.15%     0.87%      1.32%          0.15%           1.17%(8)
Met/Templeton Growth Portfolio
  -- Class B.........................     0.70%        0.25%       0.34%        --      1.29%          0.24%           1.05%(9)
MFS(R) Research International
  Portfolio -- Class A...............     0.70%           --       0.09%        --      0.79%             --           0.79%
Oppenheimer Capital Appreciation
  Portfolio -- Class E...............     0.58%        0.15%       0.07%        --      0.80%             --           0.80%
PIMCO Inflation Protected Bond
  Portfolio -- Class E...............     0.50%        0.15%       0.06%        --      0.71%             --           0.71%
PIMCO Total Return Portfolio -- Class
  A..................................     0.48%           --       0.04%        --      0.52%             --           0.52%(10)
RCM Technology Portfolio -- Class A..     0.88%           --       0.09%        --      0.97%             --           0.97%
T. Rowe Price Mid Cap Growth
  Portfolio -- Class A...............     0.75%           --       0.05%        --      0.80%             --           0.80%

                                                                                                 -----------------------------







                                                                         A-PPA-7

------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN FUND
ANNUAL EXPENSES
For fiscal year ending December 31,
2007                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
BlackRock Aggressive Growth Portfolio
  -- Class A.........................     0.71%           --       0.05%        --      0.76%             --           0.76%
BlackRock Bond Income Portfolio
  -- Class A.........................     0.38%           --       0.06%        --      0.44%          0.01%           0.43%(11)
BlackRock Diversified
  Portfolio -- Class A...............     0.44%           --       0.06%        --      0.50%             --           0.50%
BlackRock Large Cap Value
  Portfolio -- Class E...............     0.68%        0.15%       0.06%        --      0.89%             --           0.89%
BlackRock Legacy Large Cap Growth
  Portfolio -- Class E...............     0.73%        0.15%       0.06%        --      0.94%             --           0.94%
BlackRock Strategic Value
  Portfolio -- Class A...............     0.82%           --       0.06%        --      0.88%             --           0.88%
Davis Venture Value Portfolio
  -- Class A.........................     0.69%           --       0.04%        --      0.73%             --           0.73%
FI Large Cap Portfolio -- Class E....     0.77%        0.15%       0.07%        --      0.99%             --           0.99%
FI Mid Cap Opportunities
  Portfolio -- Class A...............     0.68%           --       0.05%        --      0.73%             --           0.73%
FI Value Leaders Portfolio -- Class
  E..................................     0.64%        0.15%       0.07%        --      0.86%             --           0.86%
Franklin Templeton Small Cap Growth
  Portfolio -- Class A...............     0.90%           --       0.11%        --      1.01%             --           1.01%
Harris Oakmark Focused Value
  Portfolio -- Class A...............     0.72%           --       0.04%        --      0.76%             --           0.76%
Jennison Growth Portfolio -- Class
  A..................................     0.63%           --       0.04%        --      0.67%             --           0.67%
Julius Baer International Stock
  Portfolio -- Class A...............     0.84%           --       0.12%        --      0.96%          0.04%           0.92%(12)
Lehman Brothers(R) Aggregate Bond
  Index Portfolio -- Class A.........     0.25%           --       0.05%        --      0.30%          0.01%           0.29%(13)
Loomis Sayles Small Cap
  Portfolio -- Class A...............     0.90%           --       0.05%        --      0.95%          0.05%           0.90%(14)
MetLife Aggressive Allocation
  Portfolio -- Class A...............     0.10%           --       0.04%     0.73%      0.87%          0.04%           0.83%(15)
MetLife Conservative Allocation
  Portfolio -- Class A...............     0.10%           --       0.05%     0.59%      0.74%          0.05%           0.69%(16)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class A....     0.10%           --       0.01%     0.64%      0.75%          0.01%           0.74%(17)
MetLife Mid Cap Stock Index
  Portfolio -- Class A...............     0.25%           --       0.07%     0.01%      0.33%          0.01%           0.32%(18)
MetLife Moderate Allocation
  Portfolio -- Class A...............     0.08%           --       0.01%     0.67%      0.76%             --           0.76%(19)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class A....     0.08%           --       0.01%     0.70%      0.79%             --           0.79%(20)
MetLife Stock Index Portfolio
  -- Class A.........................     0.25%           --       0.04%        --      0.29%          0.01%           0.28%(21)
MFS(R) Total Return
  Portfolio -- Class E...............     0.53%        0.15%       0.05%        --      0.73%             --           0.73%
MFS(R) Value Portfolio -- Class A....     0.72%           --       0.05%        --      0.77%          0.07%           0.70%(22)
Morgan Stanley EAFE(R) Index
  Portfolio -- Class A...............     0.30%           --       0.12%     0.01%      0.43%          0.01%           0.42%(23)
Neuberger Berman Mid Cap Value
  Portfolio -- Class A...............     0.64%           --       0.05%        --      0.69%             --           0.69%
Oppenheimer Global Equity
  Portfolio -- Class A...............     0.51%           --       0.10%        --      0.61%             --           0.61%
Russell 2000(R) Index
  Portfolio -- Class A...............     0.25%           --       0.07%     0.01%      0.33%          0.01%           0.32%(24)
T. Rowe Price Large Cap Growth
  Portfolio -- Class A...............     0.60%           --       0.07%        --      0.67%             --           0.67%
T. Rowe Price Small Cap Growth
  Portfolio -- Class A...............     0.51%           --       0.08%        --      0.59%             --           0.59%
Western Asset Management Strategic
  Bond Opportunities
  Portfolio -- Class A...............     0.61%           --       0.05%        --      0.66%             --           0.66%
Western Asset Management U.S.
  Government Portfolio -- Class A....     0.49%           --       0.05%        --      0.54%             --           0.54%

                                                                                                 -----------------------------







A-PPA-8

* ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.

** NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.

++ FEES AND EXPENSES OF THIS PORTFOLIO ARE BASED ON THE PORTFOLIO'S FISCAL YEAR ENDED OCTOBER 31, 2007.

++++ FEES AND EXPENSES OF THIS PORTFOLIO ARE BASED ON THE PORTFOLIO'S FISCAL
     YEAR ENDED JANUARY 31, 2008.

1 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES(R). BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS BEFORE EXPENSE WAIVERS ALLOCATED TO THE PORTFOLIOS AT DECEMBER 31, 2007. THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.10%, EXCLUDING 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES.

2 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES(R). BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS BEFORE EXPENSE WAIVERS ALLOCATED TO THE PORTFOLIOS AT DECEMBER 31, 2007. THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.10%, EXCLUDING 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES.

3 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES(R). BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS BEFORE EXPENSE WAIVERS ALLOCATED TO THE PORTFOLIOS AT DECEMBER 31, 2007. THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.10%, EXCLUDING 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES.

4 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.

5 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.

6 THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.

7 THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.

8 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS EQUALLY IN THREE OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST: THE MET/FRANKLIN INCOME PORTFOLIO, THE MET/FRANKLIN MUTUAL SHARES PORTFOLIO AND THE MET/TEMPLETON GROWTH PORTFOLIO. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. THE EXPENSES OF THE UNDERLYING PORTFOLIOS ARE BASED UPON THE WEIGHTED AVERAGE OF THE ESTIMATED TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS AFTER EXPENSE WAIVERS ALLOCATED TO THE UNDERLYING PORTFOLIOS FOR THE YEAR ENDING DECEMBER 31, 2008. THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.05%, EXCLUDING 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES.

9 THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.80%, EXCLUDING 12B-1 FEES.

10 THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT, AS IF THE AGREEMENT HAD BEEN IN EFFECT DURING THE PRECEDING FISCAL YEAR.

11 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE AMOUNTS OVER $1 BILLION BUT LESS THAN $2 BILLION.

12 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.

13 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.244%.

14 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO BY 0.05%.

15 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008




                                                                         A-PPA-9

     THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

16 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

17 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

18 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

19 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

20 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

21 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

22 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.

23 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.

24 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

EXAMPLES

   The examples are intended to help you compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.





A-PPA-10

                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $908    $1,290    $1,672    $2,910
Minimum..............................................   $810    $  986    $1,138    $1,828



EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)

                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $262     $804    $1,372    $2,910
Minimum...............................................   $157     $486    $  838    $1,828


EXAMPLE 3.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return;
  -  you bear the Income Annuity Contract Fee; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)

                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $612    $1,154    $1,722    $3,260
Minimum..............................................   $507    $  836    $1,188    $2,178








                                                                        A-PPA-11

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.





A-PPA-12

METLIFE


Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET) a publicly traded company. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its domestic and international subsidiaries and affiliates, MetLife, Inc. reaches more than 70 million customers around the world and MetLife is the largest life insurer in the United States (based on life insurance in-force). The MetLife Companies offer life insurance, annuities, auto and home insurance, retail banking and other financial services to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com

METROPOLITAN LIFE SEPARATE ACCOUNT E


We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES


There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.





                                                                        A-PPA-13

The group Deferred Annuities and group Income Annuities are also available. They are offered to employers, associations, trusts or other groups for their employees, members or participants.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA such as the availability of a guaranteed income for life or the death benefit.

Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you either take all of your money out of the account or you elect "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

We no longer make this Deferred Annuity available, however, current contract owners may continue to make additional purchase payments.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Portfolios: BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Large Cap, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, Cyclical Growth ETF, Cyclical Growth and Income ETF Portfolios, which are Class E, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B, and American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C.





A-PPA-14

The investment choices are listed in alphabetical order (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk you assume will depend on the investment divisions you choose. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.





                                                                        A-PPA-15

EXCHANGE-TRADED FUNDS PORTFOLIOS

The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds," which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.


                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
      AMERICAN FUNDS(R)
American Funds Bond Fund        Seeks to maximize current         Capital Research
                                income and preserve capital by    and Management
                                investing primarily in fixed-     Company
                                income securities.
American Funds Global Small     Seeks capital appreciation        Capital Research
  Capitalization Fund           through stocks.                   and Management
                                                                  Company
American Funds Growth Fund      Seeks capital appreciation        Capital Research
                                through stocks.                   and Management
                                                                  Company
American Funds Growth-Income    Seeks both capital appreciation   Capital Research
  Fund                          and income.                       and Management
                                                                  Company
      MET INVESTORS FUND
American Funds Balanced         Seeks a balance between a high    Met Investors
  Allocation Portfolio          level of current income and       Advisory, LLC
                                growth of capital with a          Sub-Investment
                                greater emphasis on growth of     Manager: Met
                                capital.                          Investors Advisory,
                                                                  LLC
American Funds Growth           Seeks growth of capital.          Met Investors
  Allocation Portfolio                                            Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Met
                                                                  Investors Advisory,
                                                                  LLC
American Funds Moderate         Seeks a high total return in      Met Investors
  Allocation Portfolio          the form of income and growth     Advisory, LLC
                                of capital, with a greater        Sub-Investment
                                emphasis on income.               Manager: Met
                                                                  Investors Advisory,
                                                                  LLC
BlackRock Large Cap Core        Seeks long-term capital growth.   Met Investors
  Portfolio                                                       Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Clarion Global Real Estate      Seeks to provide total return     Met Investors
  Portfolio                     through investment in real        Advisory, LLC
                                estate securities, emphasizing    Sub-Investment
                                both capital appreciation and     Manager: ING
                                current income.                   Clarion Real Estate
                                                                  Securities, L.P.
Cyclical Growth and Income      Seeks growth of capital and       Met Investors
  ETF                           income.                           Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Gallatin
                                                                  Asset Management,
                                                                  Inc.
Cyclical Growth ETF Portfolio   Seeks growth of capital.          Met Investors
                                                                  Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Gallatin
                                                                  Asset Management,
                                                                  Inc.
Harris Oakmark International    Seeks long-term capital           Met Investors
  Portfolio                     appreciation.                     Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.




A-PPA-16

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
Janus Forty Portfolio           Seeks capital appreciation.       Met Investors
                                                                  Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Janus
                                                                  Capital Management,
                                                                  LLC
Lazard Mid Cap Portfolio        Seeks long-term growth of         Met Investors
                                capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Lazard
                                                                  Asset Management
                                                                  LLC
Legg Mason Partners             Seeks capital appreciation.       Met Investors
  Aggressive Growth Portfolio                                     Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  ClearBridge
                                                                  Advisors, LLC
Legg Mason Value Equity         Seeks long-term growth of         Met Investors
  Portfolio                     capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Legg Mason
                                                                  Capital Management.
                                                                  Inc.
Lord Abbett Bond Debenture      Seeks high current income and     Met Investors
  Portfolio                     the opportunity for capital       Advisory, LLC
                                appreciation to produce a high    Sub-Investment
                                total return.                     Manager: Lord,
                                                                  Abbett & Co. LLC
Met/AIM Small Cap Growth        Seeks long-term growth of         Met Investors
  Portfolio                     capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Invesco
                                                                  Aim Capital
                                                                  Management, Inc.
Met/Franklin Income Portfolio   Seeks to maximize income while    Met Investors
                                maintaining prospects for         Advisory, LLC
                                capital appreciation.             Sub-Investment
                                                                  Manager: Franklin
                                                                  Advisers, Inc.
Met/Franklin Mutual Shares      Seeks capital appreciation,       Met Investors
  Portfolio                     which may occasionally be         Advisory, LLC
                                short-term. The Portfolio's       Sub-Investment
                                secondary investment objective    Manager: Franklin
                                is income.                        Mutual Advisers,
                                                                  LLC
Met/Franklin Templeton          Primarily seeks capital           Met Investors
  Founding Strategy Portfolio   appreciation and secondarily      Advisory, LLC
                                seeks income.                     Sub-Investment
                                                                  Manager: Met
                                                                  Investors Advisory,
                                                                  LLC
Met/Templeton Growth            Seeks long-term capital growth.   Met Investors
  Portfolio                                                       Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Templeton
                                                                  Global Advisors
                                                                  Limited
MFS(R) Research International   Seeks capital appreciation.       Met Investors
  Portfolio                                                       Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Oppenheimer Capital             Seeks capital appreciation.       Met Investors
  Appreciation Portfolio                                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
PIMCO Inflation Protected       Seeks to provide maximum real     Met Investors
  Bond Portfolio                return, consistent with           Advisory, LLC
                                preservation of capital and       Sub-Investment
                                prudent investment management.    Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
PIMCO Total Return Portfolio    Seeks maximum total return,       Met Investors
                                consistent with the               Advisory, LLC
                                preservation of capital and       Sub-Investment
                                prudent investment management.    Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
RCM Technology Portfolio        Seeks capital appreciation; no    Met Investors
                                consideration is given to         Advisory, LLC
                                income.                           Sub-Investment
                                                                  Manager: RCM
                                                                  Capital Management
                                                                  LLC




                                                                        A-PPA-17

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
T. Rowe Price Mid Cap Growth    Seeks long-term growth of         Met Investors
  Portfolio                     capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
      METROPOLITAN FUND
BlackRock Aggressive Growth     Seeks maximum capital             MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Bond Income           Seeks a competitive total         MetLife Advisers,
  Portfolio                     return primarily from investing   LLC
                                in fixed-income securities.       Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Diversified           Seeks high total return while     MetLife Advisers,
  Portfolio                     attempting to limit investment    LLC
                                risk and preserve capital.        Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Large Cap Value       Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Legacy Large Cap      Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Strategic Value       Seeks high total return,          MetLife Advisers,
  Portfolio                     consisting principally of         LLC
                                capital appreciation.             Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Davis Venture Value Portfolio   Seeks growth of capital.          MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: Davis
                                                                  Selected Advisers,
                                                                  L.P.
FI Large Cap Portfolio          Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
FI Mid Cap Opportunities        Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
FI Value Leaders Portfolio      Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
Franklin Templeton Small Cap    Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: Franklin
                                                                  Advisers, Inc.
Harris Oakmark Focused Value    Seeks long-term capital           MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.
Jennison Growth Portfolio       Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Jennison
                                                                  Associates LLC
Julius Baer International       Seeks long-term growth of         MetLife Advisers,
  Stock Portfolio               capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Julius
                                                                  Baer Investment
                                                                  Management LLC




A-PPA-18

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
Lehman Brothers(R) Aggregate    Seeks to equal the performance    MetLife Advisers,
  Bond Index Portfolio          of the Lehman Brothers(R)         LLC
                                Aggregate Bond Index.             Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
Loomis Sayles Small Cap         Seeks long-term capital growth    MetLife Advisers,
  Portfolio                     from investments in common        LLC
                                stocks or other equity            Sub-Investment
                                securities.                       Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
MetLife Aggressive Allocation   Seeks growth of capital.          MetLife Advisers,
  Portfolio                                                       LLC
MetLife Conservative            Seeks high level of current       MetLife Advisers,
  Allocation Portfolio          income, with growth of capital    LLC
                                as a secondary objective.
MetLife Conservative to         Seeks high total return in the    MetLife Advisers,
  Moderate Allocation           form of income and growth of      LLC
  Portfolio                     capital, with a greater
                                emphasis on income.
MetLife Mid Cap Stock Index     Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the Standard & Poor's Mid      LLC
                                Cap 400(R) Composite Stock        Sub-Investment
                                Price Index.                      Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MetLife Moderate Allocation     Seeks a balance between a high    MetLife Advisers,
  Portfolio                     level of current income and       LLC
                                growth of capital, with a
                                greater emphasis on growth of
                                capital.
MetLife Moderate to             Seeks growth of capital.          MetLife Advisers,
  Aggressive Allocation                                           LLC
  Portfolio
MetLife Stock Index Portfolio   Seeks to equal the performance    MetLife Advisers,
                                of the Standard & Poor's 500(R)   LLC
                                Composite Stock Price Index.      Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MFS(R) Total Return Portfolio   Seeks a favorable total return    MetLife Advisers,
                                through investment in a           LLC
                                diversified portfolio.            Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
MFS(R) Value Portfolio          Seeks capital appreciation and    MetLife Advisers,
                                reasonable income.                LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Morgan Stanley EAFE(R) Index    Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the MSCI EAFE(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
Neuberger Berman Mid Cap        Seeks capital growth.             MetLife Advisers,
  Value Portfolio                                                 LLC
                                                                  Sub-Investment
                                                                  Manager: Neuberger
                                                                  Berman Management,
                                                                  Inc.
Oppenheimer Global Equity       Seeks capital appreciation.       MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
Russell 2000(R) Index           Seeks to equal the return of      MetLife Advisers,
  Portfolio                     the Russell 2000(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
T. Rowe Price Large Cap         Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital and, secondarily,         LLC
                                dividend income.                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
T. Rowe Price Small Cap         Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.




                                                                        A-PPA-19

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
Western Asset Management        Seeks to maximize total return    MetLife Advisers,
  Strategic Bond                consistent with preservation of   LLC
  Opportunities Portfolio       capital.                          Sub-Investment
                                                                  Manager: Western
                                                                  Asset Management
                                                                  Company
Western Asset Management U.S.   Seeks to maximize total return    MetLife Advisers,
  Government Portfolio          consistent with preservation of   LLC
                                capital and maintenance of        Sub-Investment
                                liquidity.                        Manager: Western
                                                                  Asset Management
                                                                  Company



Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

* We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund and American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS

An investment manager (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more




A-PPA-20
information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment managers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the investment manager makes a profit with respect to the investment management fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities and Income Annuities.")






                                                                        A-PPA-21

DEFERRED ANNUITIES

This Prospectus describes the following Deferred Annuities under which you can accumulate money:

  * Non-Qualified

  * Traditional IRAs (Individual Retirement Annuities)

  * Roth IRAs (Roth Individual Retirement Annuities)

  * SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)

  * SEPs (Simplified Employee Pensions)

These Deferred Annuities may be issued either to you as an individual or to a group (in which case you are then a participant under the group's Deferred Annuity). Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. These investment strategies are available to you without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth Division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your Contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the




A-PPA-22
percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, purchase payments through debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for you. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for you.





                                                                        A-PPA-23

ELECTRONIC APPLICATIONS

When circumstances permit, we may be able to electronically submit your complete initial application to your MetLife Designated Office. If you elect to use this process, our local office or your sales representative will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your MetLife Designated Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your MetLife Designated Office in order to credit and value the purchase payment.

We may do this if:

* The electronic purchase payment is received at your MetLife Designated Office and accompanied by a properly completed electronic application record; and

* Your money, application and other documentation are received in good order at your MetLife Designated Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your MetLife Designated Office the business day following its transmission by the sales representative or local office.

  If, however, your purchase payment and paper copy of the application are received at your MetLife Designated Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

* Federal tax laws;

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance; and

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

* Finally, we multiply the previous Accumulation Unit Value by this result.





A-PPA-24

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

$500    =  50 accumulation units
----
 $10



CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

            $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

             $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

* The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

* Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may




                                                                        A-PPA-25
adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Western Asset Management Strategic Bond Opportunities, Clarion Global Real Estate, Met/Templeton Growth, Julius Baer International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, and Lord Abbett Bond Debenture Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.





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

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation programs described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment Portfolio prospectuses for more details.





                                                                        A-PPA-27

ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

* The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to income taxes, tax penalties and early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be take out pro-rata from the Fixed Interest Account and any investment divisions in which you have an Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.





A-PPA-28

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request payment by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you are not enrolled in the check-o-matic or automatic payroll deduction programs.

* For the SIMPLE IRA Deferred Annuity, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you do not make a purchase payment during the Contract Year.





                                                                        A-PPA-29

CHARGES
There are two types of charges you pay while you have money in an investment division:

* Insurance-related charge, and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the early withdrawal charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while you have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.





A-PPA-30

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. The early withdrawal charge does not apply in certain situations or upon the occurrence of certain events or circumstances. Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:




                      During Purchase Payment Year

Year           1      2      3      4      5      6      7     8 & Later

Percentage     7%     6%     5%     4%     3%     2%     1%        0%




The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.





                                                                        A-PPA-31

You do not pay an early withdrawal charge:

* On transfers you make within your Deferred Annuity among investment divisions and transfers to or from the Fixed Interest Account.

* On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Balance that equals the "step up" portion of the death benefit.

* If you withdraw up to 10% of your Account Balance in a Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy
  Section 72(t) requirements under the Internal Revenue Code.

* Because you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

* Subject to availability in your state, if the early withdrawal charge that would apply if not for this provision (1) would constitute less than 0.25% of your Account Balance and would be no more than $250 and (2) you transfer your total Account Balance to certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates.

* If your Contract provides for this, on your first withdrawal to which an early withdrawal charge would otherwise apply, and either you or your spouse:

  - Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

  - Is diagnosed with a terminal illness and not expected to live more than a year.

* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.





A-PPA-32

* Amounts transferred before January 1, 1996:

  We credit your transfer amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract:




                 During Purchase Payment Year

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%




* Amounts transferred on or after January 1, 1996:

  - For certain contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original Contract:




                      After the Transfer

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%



  - If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

FREE LOOK
You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

Presently, MetLife offers another deferred annuity which has different features and different charges and expenses than the Deferred Annuity. Currently, MetLife is offering holders of the Deferred Annuity the ability to exchange the Deferred Annuity for this other deferred annuity, if certain criteria are met and if we believe the exchange is appropriate. The exchange offer is not approved in all states. Those contractholders who are interested in receiving more information about the exchange offer should contact their representative.

DEATH BENEFIT
One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

* Your Account Balance;





                                                                        A-PPA-33

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

* The total of all of your purchase payments less any partial withdrawals.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states. Please be aware that once your Contract is annuitized you are ineligible to receive the Death Benefit you have selected.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

* A fixed dollar payment or a variable payment; and

* A refund feature.





A-PPA-34

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your Contract, if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase. We no longer offer the Income Annuities.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuities are no longer available.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If you annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*  Non-Qualified                     *  Roth IRA                          *  SIMPLE IRA
*  Traditional IRA                   *  SEP IRA


If you have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, ROTH IRAs, 401(k)s, Keoghs, 401(a)s, 403(a)s, 403(b)s or 457s or SIMPLE IRAs after two years), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.





                                                                        A-PPA-35

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.

Many times, the Owner and the Annuitant are the same person.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. Due to underwriting or Internal Revenue Code considerations, the choice of percentage reductions and/or the duration of the guarantee period may be limited.

When deciding how to receive income, consider:

* The amount of income you need;

* The amount you expect to receive from other sources;

* The growth potential of other investments; and

* How long you would like your income to last.

We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.





A-PPA-36

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.

ALLOCATION
You decide what portion of your income payment is allocated to each of the variable investment divisions.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new




                                                                        A-PPA-37
contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer a 3% and 4% AIR. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

* Then, we divide by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and





A-PPA-38

* Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

You can reallocate among the investment divisions or the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate amounts from the Fixed Income Option to the investment divisions.

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

For us to process a reallocation, you must tell us:

* The percentage of the income payment to be reallocated;

* The investment divisions from which you want the income payment to be reallocated; and

* The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

* First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

* Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

* Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

* Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be




                                                                        A-PPA-39
  increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., American Funds Global Capitalization; Western Asset Management Strategic Bond Opportunities, Clarion Global Real Estate, Met/Templeton Growth, Julius Baer International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, and Lord Abbett Bond Debenture Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified




A-PPA-40
monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an




                                                                        A-PPA-41
omnibus order reflects one or more transfer/reallocation requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

* Insurance-related charge; and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities (Class B and Class 2) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.





A-PPA-42

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK
You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.





                                                                        A-PPA-43

GENERAL INFORMATION


ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

* After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.





A-PPA-44

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

* Account Balance

* Unit Values

* Current rates for the Fixed Interest Account

* Transfers

* Changes to investment strategies

* Changes in the allocation of future purchase payments.

For your Deferred Annuity in the pay-out phase or Income Annuity, you may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue




                                                                        A-PPA-45
making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

MISSTATEMENT

We may require proof of age or sex of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's, or beneficiary's life. If the age or sex of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age and sex.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
W e periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.





A-PPA-46

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.





                                                                        A-PPA-47

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

* To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund or American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.





A-PPA-48

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity at your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners or annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

* The shares for which voting instructions are received, and

* The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES
MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payment for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities and Income Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in




                                                                        A-PPA-49
force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay




A-PPA-50
separate, additional compensation to the broker-dealer firm for services the selling firms provides in connection with the distribution of the Contracts.


These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.

Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the sub-investment manager of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the SAI for Met Investors Series Trust for information on the investment management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment manager of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.





                                                                        A-PPA-51

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL
Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.





A-PPA-52

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                Type of Contract
                                        --------------------------------
                                           Non-         Trad.       Roth       SIMPLE
                                        Qualified        IRA         IRA        IRA*        SEP
                                        ---------       -----       ----       ------       ---
In a series of substantially
equal payments made annually (or
more frequently) for life or life
expectancy (SEPP)                           x             x           x           x          x
After you die                               x             x           x           x          x
After you become totally disabled
(as defined in the Code)                    x             x           x           x          x
To pay deductible medical
expenses                                                  x           x           x          x
To pay medical insurance premiums
if you are unemployed                                     x           x           x          x
For qualified higher education
expenses, or                                              x           x           x          x
For qualified first time home
purchases up to $10,000                                   x           x           x          x
After December 31, 1999 for IRS
levies                                                    x           x           x          x
Certain immediate income
annuities providing a series of
substantially equal periodic
payments made annually (or more
frequently) over the specified
payment period                              x


 (*) For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.





                                                                        A-PPA-53

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

* Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

* The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchanges") on or after June 30, 2008, will be treated as a taxable withdrawal rather than a non-taxable exchange. Such circumstances generally include situations where amounts are withdrawn income payments made from either contract involved in the partial exchange within a period of twelve months following transfers. Certain exception may apply. Consult your own independent tax advisor prior to a partial exchange.

* Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

* Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.





A-PPA-54

* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expenses. Certain income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to




                                                                        A-PPA-55
the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.





A-PPA-56

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

* Possible taxation as if you were the contract owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPs]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance, which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).





                                                                        A-PPA-57

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

* Individuals age 50 or older can make an additional "catch-up" purchase payment of (assuming the individual has sufficient compensation).

* If you are an active participant in a retirement plan of an employer, your contributions may be limited.

* Purchase payments in excess of these amounts may be subject to a penalty tax.

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.





A-PPA-58

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

Rollovers into Your SIMPLE IRA. You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.





                                                                        A-PPA-59

Rollovers from Your SIMPLE IRA. Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. Also, if you are an active participant in a retirement plan of an employer, your contributions may be limited. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b), 401(a) and 457(b) plans of a state or local governmental employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover.

If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

* The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

* The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.





A-PPA-60

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing Traditional IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

This income limitation will not apply for taxable years beginning in 2010.

If you are married but file separately, you may not convert a Traditional IRA into a ROTH IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the account value at date of conversion.

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note that where payments under a Roth Income Annuity have begun prior to your death, the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.





                                                                        A-PPA-61

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.





A-PPA-62

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                                                          IRA, SIMPLE
                                                                Non-Qualified             IRA and SEP
                                                             Deferred Annuities     Deferred Annuities and
                                                                 and Income            Qualified Income
                                                                  Annuities              Annuities(1)
                                                             ------------------     ----------------------
California..............................................            2.35%                     0.5%(2)
Maine...................................................             2.0%                      --
Nevada..................................................             3.5%                      --
Puerto Rico.............................................             1.0%                     1.0%
South Dakota............................................            1.25%                      --
West Virginia...........................................             1.0%                     1.0%
Wyoming.................................................             1.0%                      --




---------
1 PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."
2 WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.





                                                                        A-PPA-63

APPENDIX A-1

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a name change.

UNDERLYING PORTFOLIO NAME CHANGES


                FORMER NAME                                       NEW NAME
-------------------------------------------     -------------------------------------------
MET INVESTORS FUND                              MET INVESTORS FUND
  Neuberger Berman Real Estate                    Clarion Global Real Estate
  Portfolio -- Class A                            Portfolio -- Class A
METROPOLITAN FUND                               METROPOLITAN FUND
  FI International Stock Portfolio                Julius Baer International Stock
                                                  Portfolio
  Harris Oakmark Large Cap Value Portfolio        MFS(R) Value Portfolio







A-PPA-64

APPENDIX B

 ACCUMULATION UNIT VALUES (IN DOLLARS)
This table shows fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
American Funds Bond Division(n)..............     2006         $ 15.03           $ 15.80                836
                                                  2007           15.80             16.12              2,210

American Funds Global Small Capitalization
  Division(h)................................     2001           14.94             13.62                549
                                                  2002           13.62             10.89              1,291
                                                  2003           10.89             16.52              2,335
                                                  2004           16.52             19.72              3,455
                                                  2005           19.72             24.41              4,904
                                                  2006           24.41             29.92              5,888
                                                  2007           29.92             35.88              6,596

American Funds Growth Division(h)............     2001          138.68            118.11                382
                                                  2002          118.11             88.12                925
                                                  2003           88.12            119.07              1,483
                                                  2004          119.07            132.29              1,843
                                                  2005          132.29            151.82              2,086
                                                  2006          151.82            165.27              2,172
                                                  2007          165.27            183.38              2,075

American Funds Growth-Income Division(h).....     2001           90.87             87.85                403
                                                  2002           87.85             70.84              1,163
                                                  2003           70.84             92.66              1,753
                                                  2004           92.66            101.01              2,228
                                                  2005          101.01            105.58              2,335
                                                  2006          105.58            120.14              2,349
                                                  2007          120.14            124.63              2,240




                                                                        A-PPA-65

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

BlackRock Aggressive Growth Division.........     1998         $ 25.04           $ 28.12             38,969
                                                  1999           28.12             37.00             31,947
                                                  2000           37.00             33.76             33,047
                                                  2001           33.76             25.42             31,088
                                                  2002           25.42             17.89             27,173
                                                  2003           17.89             24.88             25,242
                                                  2004           24.88             27.76             22,464
                                                  2005           27.76             30.35             19,773
                                                  2006           30.35             31.99             17,109
                                                  2007           31.99             38.10             14,889

BlackRock Bond Income Division(c)............     1998           17.89             19.33             20,059
                                                  1999           19.33             18.65             18,530
                                                  2000           18.65             20.49             16,395
                                                  2001           20.49             21.92             18,444
                                                  2002           21.92             23.45             17,572
                                                  2003           23.45             24.52             15,375
                                                  2004           24.52             25.29             13,470
                                                  2005           25.29             25.58             12,155
                                                  2006           25.58             26.38             10,383
                                                  2007           26.38             27.69              8,979

BlackRock Diversified Division...............     1998           22.89             27.04             73,899
                                                  1999           27.04             29.04             75,121
                                                  2000           29.04             28.98             75,252
                                                  2001           28.98             26.80             66,376
                                                  2002           26.80             22.80             53,835
                                                  2003           22.80             27.15             48,137
                                                  2004           27.15             29.10             42,486
                                                  2005           29.10             29.62             36,986
                                                  2006           29.62             32.33             31,232
                                                  2007           32.33             33.82             26,632

BlackRock Large Cap Core Division*(o)........     2007           37.61             38.04             23,220




A-PPA-66

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust)................     1998         $ 27.09           $ 34.30             64,044
                                                  1999           34.30             40.13             64,028
                                                  2000           40.13             37.19             62,978
                                                  2001           37.19             30.48             57,299
                                                  2002           30.48             22.24             47,428
                                                  2003           22.24             28.61             42,944
                                                  2004           28.61             31.32             37,879
                                                  2005           31.32             32.05             32,659
                                                  2006           32.05             36.12          27,458.00
                                                  2007           36.12             37.93                  0

BlackRock Large Cap Value Division -- Class
  E(f).......................................     2002           10.00              7.93                283
                                                  2003            7.93             10.60                856
                                                  2004           10.60             11.87              1,486
                                                  2005           11.87             12.39              1,365
                                                  2006           12.39             14.59              3,032
                                                  2007           14.59             14.88              2,963

BlackRock Legacy Large Cap Growth
  Division -- Class E(k).....................     2004           10.07             11.06                130
                                                  2005           11.06             11.67                248
                                                  2006           11.67             11.99                399
                                                  2007           11.99             14.03                686

BlackRock Strategic Value Division(a)........     2000           10.00             12.24              4,095
                                                  2001           12.24             14.03             14,485
                                                  2002           14.03             10.90             18,439
                                                  2003           10.90             16.16             18,573
                                                  2004           16.16             18.41             18,477
                                                  2005           18.41             18.94             16,020
                                                  2006           18.94             21.84             13,598
                                                  2007           21.84             20.82             11,482

Clarion Global Real Estate Division (formerly
  Neuberger Berman Real Estate
  Division) -- Class E(k)....................     2004            9.99             12.86              1,461
                                                  2005           12.86             14.41              3,143
                                                  2006           14.41             19.58              5,319
                                                  2007           19.58             16.47              3,834




                                                                        A-PPA-67

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Cyclical Growth ETF Division -- Class E(n)...     2006         $ 10.73           $ 11.45                 91
                                                  2007           11.45             11.96                231

Cyclical Growth and Income ETF
  Division -- Class E(n).....................     2006           10.52             11.19                 88
                                                  2007           11.19             11.66                140

Davis Venture Value Division(a)..............     2000           30.19             30.79                916
                                                  2001           30.79             27.01              2,072
                                                  2002           27.01             22.31              2,269
                                                  2003           22.31             28.84              2,514
                                                  2004           28.84             32.01              3,050
                                                  2005           32.01             34.87              3,698
                                                  2006           34.87             39.46              3,990
                                                  2007           39.46             40.76              3,839

FI Large Cap Division -- Class E.............     2006           17.52             17.75                 45
                                                  2007           17.75             18.19                 73

FI Mid Cap Opportunities Division(j).........     1998           12.68             17.19             19,025
                                                  1999           17.19             37.85             44,078
                                                  2000           37.85             25.71             57,544
                                                  2001           25.71             15.91             52,016
                                                  2002           15.91             11.16             42,960
                                                  2003           11.16             14.83             38,319
                                                  2004           14.83             17.16             34,048
                                                  2005           17.16             18.13             29,784
                                                  2006           18.13             20.03             25,415
                                                  2007           20.03             21.43             21,648

FI Value Leaders Division -- Class E(f)......     2002           23.06             19.03                 40
                                                  2003           19.03             23.83                175
                                                  2004           23.83             26.72                294
                                                  2005           26.72             29.18                561
                                                  2006           29.18             32.21                728
                                                  2007           32.21             33.09                576




A-PPA-68

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Franklin Templeton Small Cap Growth
  Division(h)................................     2001         $ 10.00           $  8.80                769
                                                  2002            8.80              6.27              1,420
                                                  2003            6.27              8.98              2,000
                                                  2004            8.98              9.88              1,935
                                                  2005            9.88             10.22              1,816
                                                  2006           10.22             11.10              1,738
                                                  2007           11.10             11.46              1,448

Harris Oakmark Focused Value Division(h).....     2001           23.96             26.80              2,799
                                                  2002           26.80             24.13              5,043
                                                  2003           24.13             31.61              5,303
                                                  2004           31.61             34.32              5,348
                                                  2005           34.32             37.28              5,416
                                                  2006           37.28             41.41              4,400
                                                  2007           41.41             38.10              3,630

Harris Oakmark International
  Division -- Class E(f).....................     2002           10.60              8.85                 42
                                                  2003            8.85             11.82                594
                                                  2004           11.82             14.09              1,793
                                                  2005           14.09             15.90              3,247
                                                  2006           15.90             20.26              4,690
                                                  2007           20.26             19.81              4,338

Janus Forty Division -- Class E(b)...........     2007          155.59            191.21                 69

Jennison Growth Division.....................     2005            4.12              4.98              5,029
                                                  2006            4.98              5.05              4,487
                                                  2007            5.05              5.57              3,673

Jennison Growth Division (formerly Met/Putnam
  Voyager Division)(a)(i)....................     2000            9.81              7.24              2,554
                                                  2001            7.24              4.94              5,531
                                                  2002            4.94              3.47              5,941
                                                  2003            3.47              4.31              6,162
                                                  2004            4.31              4.47              5,450
                                                  2005            4.47              4.08              2,161




                                                                        A-PPA-69

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Julius Baer International Stock Division
  (formerly FI International Stock
  Division)..................................     1998         $ 13.27           $ 16.07             14,327
                                                  1999           16.07             18.48             13,055
                                                  2000           18.48             16.41             13,978
                                                  2001           16.41             12.87             13,983
                                                  2002           12.87             10.48             13,034
                                                  2003           10.48             13.26             11,724
                                                  2004           13.26             15.48             10,579
                                                  2005           15.48             18.04              9,759
                                                  2006           18.04             20.76              9,148
                                                  2007           20.76             22.62              8,331

Lazard Mid Cap Division -- Class E(f)........     2002           11.41              9.70                341
                                                  2003            9.70             12.10                799
                                                  2004           12.10             13.68                970
                                                  2005           13.68             14.62              1,005
                                                  2006           14.62             16.57                995
                                                  2007           16.57             15.94              1,142

Legg Mason Partners Aggressive Growth
  Division (formerly Janus Aggressive Growth
  Division)(g)(h)............................     2001           10.03              7.78              1,020
                                                  2002            7.78              5.33              1,506
                                                  2003            5.33              6.82              1,648
                                                  2004            6.82              7.33              1,574
                                                  2005            7.33              8.24              1,656
                                                  2006            8.24              8.01              1,614
                                                  2007            8.01              8.12              1,369

Legg Mason Value Equity......................     2006            9.61             10.33              1,119
                                                  2007           10.33              9.62                969

Legg Mason Value Equity (formerly MFS(R)
  Investors Trust Division)(l)...............     2001            9.39              8.35                493
                                                  2002            8.35              6.58                795
                                                  2003            6.58              7.92                847
                                                  2004            7.92              8.71              1,131
                                                  2005            8.71              9.22              1,085
                                                  2006            9.22              9.66              1,085




A-PPA-70

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond
  Division(e)................................     1998         $ 10.00           $ 10.11                793
                                                  1999           10.11              9.85              7,736
                                                  2000            9.85             10.84             11,151
                                                  2001           10.84             11.51             17,518
                                                  2002           11.51             12.53             20,055
                                                  2003           12.53             12.82             20,050
                                                  2004           12.82             13.18             22,529
                                                  2005           13.18             13.29             21,998
                                                  2006           13.29             13.67             20,187
                                                  2007           13.67             14.42             18,228

Loomis Sayles Small Cap Division(a)..........     2000           25.78             25.52                353
                                                  2001           25.52             22.98                654
                                                  2002           22.98             17.80                759
                                                  2003           17.80             24.00                811
                                                  2004           24.00             27.58                827
                                                  2005           27.58             29.13                863
                                                  2006           29.13             33.58              1,062
                                                  2007           33.58             37.11              1,141

Lord Abbett Bond Debenture Division(d).......     1998           10.50              9.59              3,882
                                                  1999            9.59             11.16              4,708
                                                  2000           11.16             10.92              5,292
                                                  2001           10.92             10.64              5,375
                                                  2002           10.64             10.65              4,921
                                                  2003           10.65             12.57              5,370
                                                  2004           12.57             13.46              5,243
                                                  2005           13.46             13.54              5,165
                                                  2006           13.54             14.62              5,043
                                                  2007           14.62             15.43              4,832

Met/AIM Small Cap Growth Division -- Class
  E(f).......................................     2002           11.24              8.51                129
                                                  2003            8.51             11.68                317
                                                  2004           11.68             12.30                323
                                                  2005           12.30             13.17                359
                                                  2006           13.17             14.87                412
                                                  2007           14.87             16.33                483




                                                                        A-PPA-71

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index Division(a)......     2000         $ 10.00           $ 10.62              5,492
                                                  2001           10.62             10.36              8,076
                                                  2002           10.36              8.71             10,595
                                                  2003            8.71             11.61             11,375
                                                  2004           11.61             13.30              9,542
                                                  2005           13.30             14.75              9,545
                                                  2006           14.75             16.04              9,101
                                                  2007           16.04             17.08              8,404

MetLife Stock Index Division.................     1998           29.27             37.08             71,196
                                                  1999           37.08             44.24             79,701
                                                  2000           44.24             39.61             83,774
                                                  2001           39.61             34.36             80,859
                                                  2002           34.36             26.36             73,948
                                                  2003           26.36             33.38             69,957
                                                  2004           33.38             36.44             67,005
                                                  2005           36.44             37.66             61,189
                                                  2006           37.66             42.95             53,415
                                                  2007           42.95             44.63             46,793

MFS(R) Research International Division(h)....     2001           10.00              8.73                408
                                                  2002            8.73              7.62                830
                                                  2003            7.62              9.96                972
                                                  2004            9.96             11.77              1,281
                                                  2005           11.77             13.58              1,544
                                                  2006           13.58             17.02              3,004
                                                  2007           17.02             19.10              3,266

MFS(R) Total Return Division -- Class E(k)...     2004           10.04             10.93                541
                                                  2005           10.93             11.12              1,421
                                                  2006           11.12             12.30              1,656
                                                  2007           12.30             12.66              1,844




A-PPA-72

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

MFS(R) Value Division (formerly Harris
  Oakmark Large Cap Value Division) (Class
  E)(e)......................................     1998         $ 10.00           $  9.71                385
                                                  1999            9.71              8.93              3,630
                                                  2000            8.93              9.91              4,947
                                                  2001            9.91             11.59             16,421
                                                  2002           11.59              9.83             19,478
                                                  2003            9.83             12.18             18,730
                                                  2004           12.18             13.40             18,015
                                                  2005           13.40             13.05             16,233
                                                  2006           13.05             15.23             13,096
                                                  2007           15.23             14.47             11,260

Morgan Stanley EAFE(R) Index Division(e).....     1998           10.00             10.79                341
                                                  1999           10.79             13.31              3,867
                                                  2000           13.31             11.24              8,036
                                                  2001           11.24              8.69             11,009
                                                  2002            8.69              7.15             12,551
                                                  2003            7.15              9.72             12,721
                                                  2004            9.72             11.49             10,709
                                                  2005           11.49             12.85             10,291
                                                  2006           12.85             15.96             10,009
                                                  2007           15.96             17.47              9,691

Neuberger Berman Mid Cap Value Division(e)...     1998           10.00             10.72                297
                                                  1999           10.72             12.46              2,437
                                                  2000           12.46             15.78              7,503
                                                  2001           15.78             15.19              9,095
                                                  2002           15.19             13.56              9,177
                                                  2003           13.56             18.28              9,002
                                                  2004           18.28             22.20             10,311
                                                  2005           22.20             24.61             11,157
                                                  2006           24.61             27.09              9,645
                                                  2007           27.09             27.68              8,313

Oppenheimer Capital Appreciation
  Division -- Class E(m).....................     2005           10.02             10.90                 65
                                                  2006           10.90             11.60                164
                                                  2007           11.60             13.11                378




                                                                        A-PPA-73

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Oppenheimer Global Equity Division...........     1998         $ 10.84           $ 12.42              7,714
                                                  1999           12.42             15.36              9,322
                                                  2000           15.36             14.92             11,688
                                                  2001           14.92             12.37             12,089
                                                  2002           12.37             10.26             10,865
                                                  2003           10.26             13.22             10,015
                                                  2004           13.22             15.20              9,062
                                                  2005           15.20             17.44              8,299
                                                  2006           17.44             20.09              7,630
                                                  2007           20.09             21.13              6,775

PIMCO Inflation Protected Bond
  Division -- Class E(n).....................     2006           11.07             11.19                275
                                                  2007           11.19             12.26                512

PIMCO Total Return Division(h)...............     2001           10.00             10.54              2,743
                                                  2002           10.54             11.41              8,937
                                                  2003           11.41             11.78              9,775
                                                  2004           11.78             12.24              9,739
                                                  2005           12.24             12.39             10,726
                                                  2006           12.39             12.83              9,738
                                                  2007           12.83             13.66              9,031

RCM Technology Division(h)...................     2001           10.00              7.44              2,035
                                                  2002            7.44              3.63              2,782
                                                  2003            3.63              5.66              6,376
                                                  2004            5.66              5.35              5,501
                                                  2005            5.35              5.88              4,228
                                                  2006            5.88              6.13              3,454
                                                  2007            6.13              7.97              4,717




A-PPA-74

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Russell 2000(R) Index Division(e)............     1998         $ 10.00           $ 10.52                598
                                                  1999           10.52             12.76              5,393
                                                  2000           12.76             12.12              9,115
                                                  2001           12.12             12.08              9,631
                                                  2002           12.08              9.48             10,366
                                                  2003            9.48             13.68             10,958
                                                  2004           13.68             15.92              9,451
                                                  2005           15.92             16.43              8,754
                                                  2006           16.43             19.14              8,072
                                                  2007           19.14             18.62              6,978

T. Rowe Price Large Cap Growth Division(e)...     1998           10.00             11.00                407
                                                  1999           11.00             13.28              3,394
                                                  2000           13.28             13.05             12,475
                                                  2001           13.05             11.62             12,076
                                                  2002           11.62              8.80             10,694
                                                  2003            8.80             11.38             10,541
                                                  2004           11.38             12.35              9,724
                                                  2005           12.35             13.00              8,796
                                                  2006           13.00             14.54              7,871
                                                  2007           14.54             15.71              7,073

T. Rowe Price Mid Cap Growth Division(h).....     2001           10.00              8.42              1,519
                                                  2002            8.42              4.66              2,342
                                                  2003            4.66              6.31              3,462
                                                  2004            6.31              7.36              4,025
                                                  2005            7.36              8.35              4,625
                                                  2006            8.35              8.79              4,609
                                                  2007            8.79             10.23              5,476




                                                                        A-PPA-75

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

T. Rowe Price Small Cap Growth Division......     1998         $ 11.75           $ 12.01             13,124
                                                  1999           12.01             15.18             14,008
                                                  2000           15.18             13.63             19,426
                                                  2001           13.63             12.25             18,640
                                                  2002           12.25              8.87             16,726
                                                  2003            8.87             12.34             15,888
                                                  2004           12.34             13.54             14,106
                                                  2005           13.54             14.84             12,499
                                                  2006           14.84             15.23             10,952
                                                  2007           15.23             16.53              9,232

Western Asset Management Strategic Bond
  Opportunities Division(h)..................     2001           15.75             16.21                494
                                                  2002           16.21             17.55              1,215
                                                  2003           17.55             19.52              2,157
                                                  2004           19.52             20.55              2,415
                                                  2005           20.55             20.88              3,189
                                                  2006           20.88             21.66              3,134
                                                  2007           21.66             22.26              2,757

Western Asset Management U.S. Government
  Division(h)................................     2001           14.55             15.07              1,178
                                                  2002           15.07             16.07              3,843
                                                  2003           16.07             16.13              3,166
                                                  2004           16.13             16.41              2,998
                                                  2005           16.41             16.49              3,099
                                                  2006           16.49             16.96              2,936
                                                  2007           16.96             17.48              2,695

MetLife Aggressive Allocation Division.......     2005            9.99             11.17                143
                                                  2006           11.17             12.81                628
                                                  2007           12.81             13.09              1,037

MetLife Conservative Allocation Division.....     2005            9.99             10.32                188
                                                  2006           10.32             10.93                774
                                                  2007           10.93             11.42              1,576

MetLife Conservative to Moderate Allocation
  Division...................................     2005            9.99             10.55                824
                                                  2006           10.55             11.44              2,444
                                                  2007           11.44             11.87              4,103




A-PPA-76

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

MetLife Moderate Allocation Division.........     2005         $  9.99           $ 10.77              1,278
                                                  2006           10.77             11.93              4,488
                                                  2007           11.93             12.32              8,150

MetLife Moderate to Aggressive Allocation
  Division...................................     2005            9.99             11.00                653
                                                  2006           11.00             12.44              2,721
                                                  2007           12.44             12.79              4,670



---------
NOTES:

a    INCEPTION DATE: JULY 5, 2000.

b    INCEPTION DATE: APRIL 30, 2007.

c THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.

d THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.

e    INCEPTION DATE: NOVEMBER 9, 1998.

f    INCEPTION DATE: MAY 1, 2002.

g THE ASSETS OF THE JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

h    INCEPTION DATE: MAY 1, 2001.

i THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.

j THE ASSETS IN MET/PUTNAM VOYAGER INVESTMENT DIVISION WERE MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

k    INCEPTION DATE: MAY 1, 2004.

l THE ASSETS OF THE MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST DIVISION.

m    INCEPTION DATE: MAY 1, 2005.

n    INCEPTION DATE: MAY 1, 2006.

o THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.

* WE ARE WAIVING A PORTION OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.





                                                                        A-PPA-77

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES

SERIES FUND/TRUST                        LEGAL NAME OF PORTFOLIO SERIES                 MARKETING NAME
-----------------                      ----------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)                  Bond Fund                      American Funds Bond Fund
AMERICAN FUNDS INSURANCE SERIES(R)      Global Small Capitalization Fund          American Funds Global Small
                                                                                      Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES(R)             Growth-Income Fund              American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES(R)                 Growth Fund                    American Funds Growth Fund
METROPOLITAN SERIES FUND, INC.               FI Large Cap Portfolio            FI Large Cap Portfolio (Fidelity)
METROPOLITAN SERIES FUND, INC.         FI Mid Cap Opportunities Portfolio     FI Mid Cap Opportunities Portfolio
                                                                                          (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Value Leaders Portfolio             FI Value Leaders Portfolio
                                                                                          (Fidelity)







A-PPA-78

APPENDIX D

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

                                                                              PAGE

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................     2

SERVICES....................................................................     2

PRINCIPAL UNDERWRITER.......................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................     2

EXPERIENCE FACTOR...........................................................     2

VARIABLE INCOME PAYMENTS....................................................     3

CALCULATING THE ANNUITY UNIT VALUE..........................................     4

ADVERTISEMENT OF THE SEPARATE ACCOUNT.......................................     6

VOTING RIGHTS...............................................................     7

ERISA.......................................................................     8

TAXES.......................................................................     9

INVESTOR CONTROL............................................................    14

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................................     i

FINANCIAL STATEMENTS OF METLIFE.............................................   F-1







                                                                        A-PPA-79

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] American Funds Insurance Series(R)

[ ] I have changed my address. My current address is:




----------------------------------------
                                              Name ---------------------------------
            (Contract Number)

----------------------------------------    Address --------------------------------

                (Signature)                         --------------------------------
                                                                                 zip



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

(METLIFE LOGO)                                                                  PRSRT STD
Metropolitan Life Insurance Company                                         U.S. Postage Paid
Johnstown Office, 500 Schoolhouse Road                                           METLIFE
Johnstown, PA 15907-2914

                         Supplement Dated April 28, 2008
                                     to the
                         Prospectus Dated April 30, 2007

                      Metropolitan Life Separate Account E
    Preference Plus(R) Account Variable Deferred and Income Annuity Contracts

                                    Issued by
                       Metropolitan Life Insurance Company
                                 200 Park Avenue
                            New York, New York 10166

This supplement updates certain information in the prospectus dated April 30, 2007, describing Preference Plus(R) Account variable annuity Contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI"), dated April 28, 2008. The SAI is considered part of this supplement as though it were included in the supplement. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.

An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Supplement is not valid unless preceded by the current Metropolitan Series Fund(R), Inc., the Met Investors Series Trust, and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.

                                                              APRIL 28, 2008


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


                                  AMERICAN FUNDS(R)

AMERICAN FUNDS BOND                         AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL                 AMERICAN FUNDS GROWTH-INCOME
  CAPITALIZATION

                                 MET INVESTORS FUND

AMERICAN FUNDS BALANCED ALLOCATION          LORD ABBETT BOND DEBENTURE
AMERICAN FUNDS GROWTH ALLOCATION            MET/AIM SMALL CAP GROWTH
AMERICAN FUNDS MODERATE ALLOCATION          MET/FRANKLIN INCOME
BLACKROCK LARGE CAP CORE                    MET/FRANKLIN MUTUAL SHARES
CLARION GLOBAL REAL ESTATE                  MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
CYCLICAL GROWTH AND INCOME ETF              MET/TEMPLETON GROWTH
CYCLICAL GROWTH ETF                         MFS(R) RESEARCH INTERNATIONAL
HARRIS OAKMARK INTERNATIONAL                OPPENHEIMER CAPITAL APPRECIATION
JANUS FORTY                                 PIMCO INFLATION PROTECTED BOND
LAZARD MID CAP                              PIMCO TOTAL RETURN
LEGG MASON PARTNERS AGGRESSIVE GROWTH       RCM TECHNOLOGY
LEGG MASON VALUE EQUITY                     T. ROWE PRICE MID CAP GROWTH

                                  METROPOLITAN FUND

BLACKROCK AGGRESSIVE GROWTH                 METLIFE CONSERVATIVE TO MODERATE
BLACKROCK BOND INCOME                       ALLOCATION
BLACKROCK DIVERSIFIED                       METLIFE MID CAP STOCK INDEX
BLACKROCK LARGE CAP VALUE                   METLIFE MODERATE ALLOCATION
BLACKROCK LEGACY LARGE CAP GROWTH           METLIFE MODERATE TO AGGRESSIVE
BLACKROCK STRATEGIC VALUE                   ALLOCATION
DAVIS VENTURE VALUE                         METLIFE STOCK INDEX
FI LARGE CAP                                MFS(R) TOTAL RETURN
FI MID CAP OPPORTUNITIES                    MFS(R) VALUE
FI VALUE LEADERS                            MORGAN STANLEY EAFE(R) INDEX
FRANKLIN TEMPLETON SMALL CAP GROWTH         NEUBERGER BERMAN MID CAP VALUE
HARRIS OAKMARK FOCUSED VALUE                OPPENHEIMER GLOBAL EQUITY
JENNISON GROWTH                             RUSSELL 2000(R) INDEX
JULIUS BAER INTERNATIONAL STOCK             T. ROWE PRICE LARGE CAP GROWTH
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX     T. ROWE PRICE SMALL CAP GROWTH
LOOMIS SAYLES SMALL CAP                     WESTERN ASSET MANAGEMENT STRATEGIC
METLIFE AGGRESSIVE ALLOCATION               BOND   OPPORTUNITIES
METLIFE CONSERVATIVE ALLOCATION             WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT







Certain Portfolios have been subject to a name change. Please see Appendix A-1 "Additional Information Regarding the Portfolios."



                                 (METLIFE LOGO)

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES

The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Interest Account or Fixed Income Option.

---------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...............................      None
  Early Withdrawal Charge (as a percentage of each purchase payment funding the withdrawal during the pay-in phase)(1).................  Up to 7%
  Exchange Fee for Deferred Annuities...................................      None
  Surrender Fee for Deferred Annuities..................................      None
  Income Annuity Contract Fee(2)........................................      $350
  Transfer Fee..........................................................      None


1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING SCHEDULE:

  DURING PURCHASE PAYMENT YEAR
  1......................................................................       7%
  2......................................................................       6%
  3......................................................................       5%
  4......................................................................       4%
  5......................................................................       3%
  6......................................................................       2%
  7......................................................................       1%
  Thereafter.............................................................       0%


     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

2 THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY FOR MORE THAN TWO YEARS. WE ARE CURRENTLY WAIVING THIS CHARGE.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities(3)...............................................   None
Separate Account Charge (as a percentage of your average account value)(4)
  General Administrative Expenses Charge....................................................   .50%
  Mortality and Expense Risk Charge.........................................................   .75%
  Total Separate Account Annual Charge(4)...........  Current and Maximum Guaranteed Charge:  1.25%


3 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

4 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISION TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES.

     WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE-CAP CORE PORTFOLIO.

--------------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Large Cap, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, Cyclical Growth ETF, Cyclical Growth and Income ETF Portfolios, which are Class E Portfolios, Met/Franklin Income, Met/Franklin Mutual Shares, Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B Portfolios, American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.

Total Annual Metropolitan Fund, Met Investors Fund and American        Minimum   Maximum
Funds(R)                                                               -------   -------
  Operating Expenses for the fiscal year ending December 31, 2007
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses).....................................................      0.29%     1.34%
  After Waiver and/or Reimbursement of Expenses....................      0.28%     1.17%




AMERICAN FUNDS(R) --
CLASS 2 ANNUAL EXPENSES
for fiscal year ending December 31,
2007                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund.............     0.40%        0.25%       0.01%       --       0.66%            --            0.66%
American Funds Global Small
  Capitalization Fund................     0.70%        0.25%       0.03%       --       0.98%            --            0.98%
American Funds Growth Fund...........     0.32%        0.25%       0.01%       --       0.58%            --            0.58%
American Funds Growth-Income Fund....     0.26%        0.25%       0.01%       --       0.52%            --            0.52%
                                                                                                 -----------------------------





MET INVESTORS FUND
ANNUAL EXPENSES
for fiscal year ending December 31,
2007                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------------------------------------------------------------------------------------------------------
American Funds Balanced Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.15%     0.39%      1.19%          0.15%           1.04%(1)
American Funds Growth Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.19%     0.36%      1.20%          0.19%           1.01%(2)
American Funds Moderate Allocation
  Portfolio -- Class C...............     0.10%        0.55%       0.26%     0.41%      1.32%          0.26%           1.06%(3)
BlackRock Large Cap Core
  Portfolio -- Class A...............     0.58%           --       0.07%        --      0.65%             --           0.65%
Clarion Global Real Estate
  Portfolio -- Class E...............     0.61%        0.15%       0.04%        --      0.80%             --           0.80%
Cyclical Growth and Income ETF
  Portfolio -- Class E...............     0.45%        0.15%       0.09%     0.23%      0.92%             --           0.92%(4)
Cyclical Growth ETF
  Portfolio -- Class E...............     0.45%        0.15%       0.09%     0.24%      0.93%             --           0.93%(5)
Harris Oakmark International
  Portfolio -- Class E...............     0.77%        0.15%       0.08%        --      1.00%             --           1.00%
Janus Forty Portfolio -- Class E.....     0.65%        0.15%       0.06%        --      0.86%             --           0.86%
Lazard Mid Cap Portfolio -- Class E..     0.69%        0.15%       0.06%        --      0.90%             --           0.90%
Legg Mason Partners Aggressive Growth
  Portfolio -- Class A...............     0.62%           --       0.05%        --      0.67%             --           0.67%
Legg Mason Value Equity Portfolio
  -- Class A.........................     0.63%           --       0.04%        --      0.67%             --           0.67%
Lord Abbett Bond Debenture
  Portfolio -- Class A...............     0.49%           --       0.05%        --      0.54%             --           0.54%
Met/AIM Small Cap Growth
  Portfolio -- Class E...............     0.86%        0.15%       0.06%        --      1.07%             --           1.07%
Met/Franklin Income Portfolio
  -- Class B.........................     0.80%        0.25%       0.29%        --      1.34%          0.19%           1.15%(6)
Met/Franklin Mutual Shares
  Portfolio -- Class B...............     0.80%        0.25%       0.29%        --      1.34%          0.19%           1.15%(7)
Met/Franklin Templeton Founding
  Strategy Portfolio -- Class B......     0.05%        0.25%       0.15%     0.87%      1.32%          0.15%           1.17%(8)
Met/Templeton Growth Portfolio
  -- Class B.........................     0.70%        0.25%       0.34%        --      1.29%          0.24%           1.05%(9)
MFS(R) Research International
  Portfolio -- Class A...............     0.70%           --       0.09%        --      0.79%             --           0.79%
Oppenheimer Capital Appreciation
  Portfolio -- Class E...............     0.58%        0.15%       0.07%        --      0.80%             --           0.80%
PIMCO Inflation Protected Bond
  Portfolio -- Class E...............     0.50%        0.15%       0.06%        --      0.71%             --           0.71%
PIMCO Total Return Portfolio -- Class
  A..................................     0.48%           --       0.04%        --      0.52%             --           0.52%(10)
RCM Technology Portfolio -- Class A..     0.88%           --       0.09%        --      0.97%             --           0.97%
T. Rowe Price Mid Cap Growth
  Portfolio -- Class A...............     0.75%           --       0.05%        --      0.80%             --           0.80%

                                                                                                 -----------------------------

------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN FUND
ANNUAL EXPENSES
For fiscal year ending December 31,
2007                                               DISTRIBUTION             ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
(as a percentage of average daily net                 AND/OR               FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
assets)                                MANAGEMENT     SERVICE      OTHER      AND     OPERATING       EXPENSE        OPERATING
                                           FEE     (12b-1) FEES  EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
BlackRock Aggressive Growth Portfolio
  -- Class A.........................     0.71%           --       0.05%        --      0.76%             --           0.76%
BlackRock Bond Income Portfolio
  -- Class A.........................     0.38%           --       0.06%        --      0.44%          0.01%           0.43%(11)
BlackRock Diversified
  Portfolio -- Class A...............     0.44%           --       0.06%        --      0.50%             --           0.50%
BlackRock Large Cap Value
  Portfolio -- Class E...............     0.68%        0.15%       0.06%        --      0.89%             --           0.89%
BlackRock Legacy Large Cap Growth
  Portfolio -- Class E...............     0.73%        0.15%       0.06%        --      0.94%             --           0.94%
BlackRock Strategic Value
  Portfolio -- Class A...............     0.82%           --       0.06%        --      0.88%             --           0.88%
Davis Venture Value Portfolio
  -- Class A.........................     0.69%           --       0.04%        --      0.73%             --           0.73%
FI Large Cap Portfolio -- Class E....     0.77%        0.15%       0.07%        --      0.99%             --           0.99%
FI Mid Cap Opportunities
  Portfolio -- Class A...............     0.68%           --       0.05%        --      0.73%             --           0.73%
FI Value Leaders Portfolio -- Class
  E..................................     0.64%        0.15%       0.07%        --      0.86%             --           0.86%
Franklin Templeton Small Cap Growth
  Portfolio -- Class A...............     0.90%           --       0.11%        --      1.01%             --           1.01%
Harris Oakmark Focused Value
  Portfolio -- Class A...............     0.72%           --       0.04%        --      0.76%             --           0.76%
Jennison Growth Portfolio -- Class
  A..................................     0.63%           --       0.04%        --      0.67%             --           0.67%
Julius Baer International Stock
  Portfolio -- Class A...............     0.84%           --       0.12%        --      0.96%          0.04%           0.92%(12)
Lehman Brothers(R) Aggregate Bond
  Index Portfolio -- Class A.........     0.25%           --       0.05%        --      0.30%          0.01%           0.29%(13)
Loomis Sayles Small Cap
  Portfolio -- Class A...............     0.90%           --       0.05%        --      0.95%          0.05%           0.90%(14)
MetLife Aggressive Allocation
  Portfolio -- Class A...............     0.10%           --       0.04%     0.73%      0.87%          0.04%           0.83%(15)
MetLife Conservative Allocation
  Portfolio -- Class A...............     0.10%           --       0.05%     0.59%      0.74%          0.05%           0.69%(16)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class A....     0.10%           --       0.01%     0.64%      0.75%          0.01%           0.74%(17)
MetLife Mid Cap Stock Index
  Portfolio -- Class A...............     0.25%           --       0.07%     0.01%      0.33%          0.01%           0.32%(18)
MetLife Moderate Allocation
  Portfolio -- Class A...............     0.08%           --       0.01%     0.67%      0.76%             --           0.76%(19)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class A....     0.08%           --       0.01%     0.70%      0.79%             --           0.79%(20)
MetLife Stock Index Portfolio
  -- Class A.........................     0.25%           --       0.04%        --      0.29%          0.01%           0.28%(21)
MFS(R) Total Return
  Portfolio -- Class E...............     0.53%        0.15%       0.05%        --      0.73%             --           0.73%
MFS(R) Value Portfolio -- Class A....     0.72%           --       0.05%        --      0.77%          0.07%           0.70%(22)
Morgan Stanley EAFE(R) Index
  Portfolio -- Class A...............     0.30%           --       0.12%     0.01%      0.43%          0.01%           0.42%(23)
Neuberger Berman Mid Cap Value
  Portfolio -- Class A...............     0.64%           --       0.05%        --      0.69%             --           0.69%
Oppenheimer Global Equity
  Portfolio -- Class A...............     0.51%           --       0.10%        --      0.61%             --           0.61%
Russell 2000(R) Index
  Portfolio -- Class A...............     0.25%           --       0.07%     0.01%      0.33%          0.01%           0.32%(24)
T. Rowe Price Large Cap Growth
  Portfolio -- Class A...............     0.60%           --       0.07%        --      0.67%             --           0.67%
T. Rowe Price Small Cap Growth
  Portfolio -- Class A...............     0.51%           --       0.08%        --      0.59%             --           0.59%
Western Asset Management Strategic
  Bond Opportunities
  Portfolio -- Class A...............     0.61%           --       0.05%        --      0.66%             --           0.66%
Western Asset Management U.S.
  Government Portfolio -- Class A....     0.49%           --       0.05%        --      0.54%             --           0.54%

                                                                                                 -----------------------------

* ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.

** NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.

++ FEES AND EXPENSES OF THIS PORTFOLIO ARE BASED ON THE PORTFOLIO'S FISCAL YEAR ENDED OCTOBER 31, 2007.

++++ FEES AND EXPENSES OF THIS PORTFOLIO ARE BASED ON THE PORTFOLIO'S FISCAL
     YEAR ENDED JANUARY 31, 2008.

1 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES(R). BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS BEFORE EXPENSE WAIVERS ALLOCATED TO THE PORTFOLIOS AT DECEMBER 31, 2007. THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.10%, EXCLUDING 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES.

2 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES(R). BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS BEFORE EXPENSE WAIVERS ALLOCATED TO THE PORTFOLIOS AT DECEMBER 31, 2007. THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.10%, EXCLUDING 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES.

3 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN PORTFOLIOS OF THE AMERICAN FUNDS INSURANCE SERIES(R). BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. THE ESTIMATED EXPENSES OF THE UNDERLYING PORTFOLIOS ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS BEFORE EXPENSE WAIVERS ALLOCATED TO THE PORTFOLIOS AT DECEMBER 31, 2007. THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.10%, EXCLUDING 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES.

4 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.

5 THE PORTFOLIO PRIMARILY INVESTS ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY, INCLUDING THE MANAGEMENT FEE.

6 THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.

7 THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.90%, EXCLUDING 12B-1 FEES.

8 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS EQUALLY IN THREE OTHER PORTFOLIOS OF THE MET INVESTORS SERIES TRUST: THE MET/FRANKLIN INCOME PORTFOLIO, THE MET/FRANKLIN MUTUAL SHARES PORTFOLIO AND THE MET/TEMPLETON GROWTH PORTFOLIO. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. THE EXPENSES OF THE UNDERLYING PORTFOLIOS ARE BASED UPON THE WEIGHTED AVERAGE OF THE ESTIMATED TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS AFTER EXPENSE WAIVERS ALLOCATED TO THE UNDERLYING PORTFOLIOS FOR THE YEAR ENDING DECEMBER 31, 2008. THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.05%, EXCLUDING 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES.

9 THE FEES AND EXPENSES OF THE PORTFOLIO ARE ESTIMATED FOR THE YEAR ENDING DECEMBER 31, 2008. MET INVESTORS ADVISORY, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 TO APRIL 30, 2009, TO LIMIT ITS FEE AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO 0.80%, EXCLUDING 12B-1 FEES.

10 THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT, AS IF THE AGREEMENT HAD BEEN IN EFFECT DURING THE PRECEDING FISCAL YEAR.

11 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE AMOUNTS OVER $1 BILLION BUT LESS THAN $2 BILLION.

12 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.

13 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.244%.

14 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO BY 0.05%.

15 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH

     APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

16 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

17 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

18 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

19 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

20 THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

21 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

22 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.

23 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.

24 METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

EXAMPLES

   T he examples are intended to help you compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.

                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $908    $1,290    $1,672    $2,910
Minimum..............................................   $810    $  986    $1,138    $1,828



EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)

                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $262     $804    $1,372    $2,910
Minimum...............................................   $157     $486    $  838    $1,828


EXAMPLE 3.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:
  - there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);
  -  reimbursement and/or waiver of expenses was not in effect;
  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;
  -  the underlying Portfolio earns a 5% annual return;
  -  you bear the Income Annuity Contract Fee; and
  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)

                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $612    $1,154    $1,722    $3,260
Minimum..............................................   $507    $  836    $1,188    $2,178

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.

METLIFE


Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET) a publicly traded company. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its domestic and international subsidiaries and affiliates, MetLife, Inc. reaches more than 70 million customers around the world and MetLife is the largest life insurer in the United States (based on life insurance in-force). The MetLife Companies offer life insurance, annuities, auto and home insurance, retail banking and other financial services to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com

METROPOLITAN LIFE SEPARATE ACCOUNT E


We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

A DEFERRED ANNUITY
INSERT THE FOLLOWING AS THE THIRD PARAGRAPH IN THIS SECTION:

Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds(R) Portfolios, which are Class 2, and the following Portfolios: BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, Clarion Global Real Estate, FI Large Cap, FI Value Leaders, Harris Oakmark International, Janus Forty, Lazard Mid Cap, Met/AIM Small Cap Growth, MFS(R) Total Return, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, Cyclical Growth ETF, Cyclical Growth and Income ETF Portfolios, which are Class E, Met/Franklin Income, Met/Franklin Mutual Shares,

Met/Franklin Templeton Founding Strategy and Met/Templeton Growth, which are Class B, and American Funds Balanced Allocation, American Funds Growth Allocation and American Funds Moderate Allocation, which are Class C.

The investment choices are listed in alphabetical order (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. The degree of investment risk you assume will depend on the investment divisions you choose. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

EXCHANGE-TRADED FUNDS PORTFOLIOS

The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds," which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.


                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
      AMERICAN FUNDS(R)
American Funds Bond Fund        Seeks to maximize current         Capital Research
                                income and preserve capital by    and Management
                                investing primarily in fixed-     Company
                                income securities.
American Funds Global Small     Seeks capital appreciation        Capital Research
  Capitalization Fund           through stocks.                   and Management
                                                                  Company
American Funds Growth Fund      Seeks capital appreciation        Capital Research
                                through stocks.                   and Management
                                                                  Company
American Funds Growth-Income    Seeks both capital appreciation   Capital Research
  Fund                          and income.                       and Management
                                                                  Company
      MET INVESTORS FUND
American Funds Balanced         Seeks a balance between a high    Met Investors
  Allocation Portfolio          level of current income and       Advisory, LLC
                                growth of capital with a          Sub-Investment
                                greater emphasis on growth of     Manager: Met
                                capital.                          Investors Advisory,
                                                                  LLC
American Funds Growth           Seeks growth of capital.          Met Investors
  Allocation Portfolio                                            Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Met
                                                                  Investors Advisory,
                                                                  LLC
American Funds Moderate         Seeks a high total return in      Met Investors
  Allocation Portfolio          the form of income and growth     Advisory, LLC
                                of capital, with a greater        Sub-Investment
                                emphasis on income.               Manager: Met
                                                                  Investors Advisory,
                                                                  LLC
BlackRock Large Cap Core        Seeks long-term capital growth.   Met Investors
  Portfolio                                                       Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Clarion Global Real Estate      Seeks to provide total return     Met Investors
  Portfolio                     through investment in real        Advisory, LLC
                                estate securities, emphasizing    Sub-Investment
                                both capital appreciation and     Manager: ING
                                current income.                   Clarion Real Estate
                                                                  Securities, L.P.
Cyclical Growth and Income      Seeks growth of capital and       Met Investors
  ETF                           income.                           Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Gallatin
                                                                  Asset Management,
                                                                  Inc.
Cyclical Growth ETF Portfolio   Seeks growth of capital.          Met Investors
                                                                  Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Gallatin
                                                                  Asset Management,
                                                                  Inc.
Harris Oakmark International    Seeks long-term capital           Met Investors
  Portfolio                     appreciation.                     Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
Janus Forty Portfolio           Seeks capital appreciation.       Met Investors
                                                                  Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Janus
                                                                  Capital Management
                                                                  LLC
Lazard Mid Cap Portfolio        Seeks long-term growth of         Met Investors
                                capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Lazard
                                                                  Asset Management
                                                                  LLC
Legg Mason Partners             Seeks capital appreciation.       Met Investors
  Aggressive Growth Portfolio                                     Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  ClearBridge
                                                                  Advisors, LLC
Legg Mason Value Equity         Seeks long-term growth of         Met Investors
  Portfolio                     capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Legg Mason
                                                                  Capital Management.
                                                                  Inc.
Lord Abbett Bond Debenture      Seeks high current income and     Met Investors
  Portfolio                     the opportunity for capital       Advisory, LLC
                                appreciation to produce a high    Sub-Investment
                                total return.                     Manager: Lord,
                                                                  Abbett & Co. LLC
Met/AIM Small Cap Growth        Seeks long-term growth of         Met Investors
  Portfolio                     capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Invesco
                                                                  Aim Capital
                                                                  Management, Inc.
Met/Franklin Income Portfolio   Seeks to maximize income while    Met Investors
                                maintaining prospects for         Advisory, LLC
                                capital appreciation.             Sub-Investment
                                                                  Manager: Franklin
                                                                  Advisers, Inc.
Met/Franklin Mutual Shares      Seeks capital appreciation,       Met Investors
  Portfolio                     which may occasionally be         Advisory, LLC
                                short-term. The Portfolio's       Sub-Investment
                                secondary investment objective    Manager: Franklin
                                is income.                        Mutual Advisers,
                                                                  LLC
Met/Franklin Templeton          Primarily seeks capital           Met Investors
  Founding Strategy Portfolio   appreciation and secondarily      Advisory, LLC
                                seeks income.                     Sub-Investment
                                                                  Manager: Met
                                                                  Investors Advisory,
                                                                  LLC
Met/Templeton Growth            Seeks long-term capital growth.   Met Investors
  Portfolio                                                       Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Templeton
                                                                  Global Advisors
                                                                  Limited
MFS(R) Research International   Seeks capital appreciation.       Met Investors
  Portfolio                                                       Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Oppenheimer Capital             Seeks capital appreciation.       Met Investors
  Appreciation Portfolio                                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
PIMCO Inflation Protected       Seeks to provide maximum real     Met Investors
  Bond Portfolio                return, consistent with           Advisory, LLC
                                preservation of capital and       Sub-Investment
                                prudent investment management.    Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
PIMCO Total Return Portfolio    Seeks maximum total return,       Met Investors
                                consistent with the               Advisory, LLC
                                preservation of capital and       Sub-Investment
                                prudent investment management.    Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
RCM Technology Portfolio        Seeks capital appreciation; no    Met Investors
                                consideration is given to         Advisory, LLC
                                income.                           Sub-Investment
                                                                  Manager: RCM
                                                                  Capital Management
                                                                  LLC

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
T. Rowe Price Mid Cap Growth    Seeks long-term growth of         Met Investors
  Portfolio                     capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
      METROPOLITAN FUND
BlackRock Aggressive Growth     Seeks maximum capital             MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Bond Income           Seeks a competitive total         MetLife Advisers,
  Portfolio                     return primarily from investing   LLC
                                in fixed-income securities.       Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Diversified           Seeks high total return while     MetLife Advisers,
  Portfolio                     attempting to limit investment    LLC
                                risk and preserve capital.        Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Large Cap Value       Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Legacy Large Cap      Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Strategic Value       Seeks high total return,          MetLife Advisers,
  Portfolio                     consisting principally of         LLC
                                capital appreciation.             Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Davis Venture Value Portfolio   Seeks growth of capital.          MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: Davis
                                                                  Selected Advisers,
                                                                  L.P.
FI Large Cap Portfolio          Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
FI Mid Cap Opportunities        Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
FI Value Leaders Portfolio      Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
Franklin Templeton Small Cap    Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: Franklin
                                                                  Advisers, Inc.
Harris Oakmark Focused Value    Seeks long-term capital           MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.
Jennison Growth Portfolio       Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Jennison
                                                                  Associates LLC
Julius Baer International       Seeks long-term growth of         MetLife Advisers,
  Stock Portfolio               capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Julius
                                                                  Baer Investment
                                                                  Management LLC
Lehman Brothers(R) Aggregate    Seeks to equal the performance    MetLife Advisers,
  Bond Index Portfolio          of the Lehman Brothers(R)         LLC
                                Aggregate Bond Index.             Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
Loomis Sayles Small Cap         Seeks long-term capital growth    MetLife Advisers,
  Portfolio                     from investments in common        LLC
                                stocks or other equity            Sub-Investment
                                securities.                       Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
MetLife Aggressive Allocation   Seeks growth of capital.          MetLife Advisers,
  Portfolio                                                       LLC
MetLife Conservative            Seeks high level of current       MetLife Advisers,
  Allocation Portfolio          income, with growth of capital    LLC
                                as a secondary objective.
MetLife Conservative to         Seeks high total return in the    MetLife Advisers,
  Moderate Allocation           form of income and growth of      LLC
  Portfolio                     capital, with a greater
                                emphasis on income.
MetLife Mid Cap Stock Index     Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the Standard & Poor's Mid      LLC
                                Cap 400(R) Composite Stock        Sub-Investment
                                Price Index.                      Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MetLife Moderate Allocation     Seeks a balance between a high    MetLife Advisers,
  Portfolio                     level of current income and       LLC
                                growth of capital, with a
                                greater emphasis on growth of
                                capital.
MetLife Moderate to             Seeks growth of capital.          MetLife Advisers,
  Aggressive Allocation                                           LLC
  Portfolio
MetLife Stock Index Portfolio   Seeks to equal the performance    MetLife Advisers,
                                of the Standard & Poor's 500(R)   LLC
                                Composite Stock Price Index.      Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MFS(R) Total Return Portfolio   Seeks a favorable total return    MetLife Advisers,
                                through investment in a           LLC
                                diversified portfolio.            Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
MFS(R) Value Portfolio          Seeks capital appreciation and    MetLife Advisers,
                                reasonable income.                LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Morgan Stanley EAFE(R) Index    Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the MSCI EAFE(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
Neuberger Berman Mid Cap        Seeks capital growth.             MetLife Advisers,
  Value Portfolio                                                 LLC
                                                                  Sub-Investment
                                                                  Manager: Neuberger
                                                                  Berman Management,
                                                                  Inc.
Oppenheimer Global Equity       Seeks capital appreciation.       MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
Russell 2000(R) Index           Seeks to equal the return of      MetLife Advisers,
  Portfolio                     the Russell 2000(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
T. Rowe Price Large Cap         Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital and, secondarily,         LLC
                                dividend income.                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
T. Rowe Price Small Cap         Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
Western Asset Management        Seeks to maximize total return    MetLife Advisers,
  Strategic Bond                consistent with preservation of   LLC
  Opportunities Portfolio       capital.                          Sub-Investment
                                                                  Manager: Western
                                                                  Asset Management
                                                                  Company

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
Western Asset Management U.S.   Seeks to maximize total return    MetLife Advisers,
  Government Portfolio          consistent with preservation of   LLC
                                capital and maintenance of        Sub-Investment
                                liquidity.                        Manager: Western
                                                                  Asset Management
                                                                  Company



Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

* We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund and American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS

An investment manager (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment managers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the investment manager makes a profit with respect to the investment management fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in each Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities and Income Annuities.")

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

* The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

* Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the American Funds Global Small Capitalization, Western Asset Management Strategic Bond Opportunities, Clarion Global Real Estate, Met/Templeton Growth, Julius Baer International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, and Lord Abbett Bond Debenture Portfolios--the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation programs described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment Portfolio prospectuses for more details.

CHARGES
There are two types of charges you pay while you have money in an investment division:

* Insurance-related charge, and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the early withdrawal charge may not fully cover all of the sales and deduction expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charge as part of the calculation of the Accumulation Unit Value.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while you have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

INSERT THE FOLLOWING AS THE SECOND SENTENCE OF THE FIRST PARAGRAPH IN THIS
SECTION:

* The early withdrawal charge does not apply in certain situations or upon the occurrence of certain events or circumstances. Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

INSERT THE FOLLOWING AS THE NINTH BULLET POINT:

* Subject to availability in your state, if the early withdrawal charge that would apply if not for this provision (1) would constitute less than 0.25% of your Account Balance and would be no more than $250 and (2) you transfer your total Account Balance to certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates.

FREE LOOK
DELETE AND REPLACE THE THIRD SENTENCE OF THE FIRST PARAGRAPH WITH THE FOLLOWING:

We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state.

DEATH BENEFIT

DELETE AND REPLACE THE FIRST SENTENCE OF THE FIRST PARAGRAPH IN THIS SECTION WITH THE FOLLOWING:

One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns.

DELETE THE THIRD SENTENCE IN THE SECOND PARAGRAPH AND SUBSTITUTE THE FOLLOWING:

* If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract.

INCOME ANNUITIES


REALLOCATIONS

You can reallocate among the investment divisions or the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate amounts from the Fixed Income Option to the investment divisions.

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

For us to process a reallocation, you must tell us:

* The percentage of the income payment to be reallocated;

* The investment divisions from which you want the income payment to be reallocated; and

* The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

* First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

* Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

* Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

* Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., American Funds Global Small Capitalization, Western Asset Management Strategic Bond Opportunities, Clarion Global Real Estate, Met/Templeton Growth, Julius Baer International Stock, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, and Lord Abbett Bond Debenture Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more reallocations/transfers in followed by reallocations/transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. We are currently waiving this fee.

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

* Insurance-related charge; and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Four classes of shares available to the Income Annuities (Class B and Class 2) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
S ome jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

SUBSTITUTE THE FOLLOWING AS THE FOURTH SENTENCE IN THE FIRST PARAGRAPH OF THIS
SECTION:

We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state.

GENERAL INFORMATION


ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

* After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

* Account Balance

* Unit Values

* Current rates for the Fixed Interest Account

* Transfers

* Changes to investment strategies

* Changes in the allocation of future purchase payments.

For your Deferred Annuity in the pay-out phase or Income Annuity, you may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

MISSTATEMENT

We may require proof of age or sex of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's, or beneficiary's life. If the age or sex of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age and sex.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
W e periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

VOTING RIGHTS

ADD THE FOLLOWING AS THE THIRD PARAGRAPH OF THIS SECTION:

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity at your sole discretion.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Regulatory Industry Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payment for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities and Income Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firms provides in connection with the distribution of the Contracts.

These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems though which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to different compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.


We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.


Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the sub-investment manager of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the SAI for Met Investors Series Trust for information on the investment management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment manager of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.

INCOME TAXES


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL
Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                Type of Contract
                                        --------------------------------
                                           Non-         Trad.       Roth       SIMPLE
                                        Qualified        IRA         IRA        IRA*        SEP
                                        ---------       -----       ----       ------       ---
In a series of substantially
equal payments made annually (or
more frequently) for life or life
expectancy (SEPP)                           x             x           x           x          x
After you die                               x             x           x           x          x
After you become totally disabled
(as defined in the Code)                    x             x           x           x          x
To pay deductible medical
expenses                                                  x           x           x          x
To pay medical insurance premiums
if you are unemployed                                     x           x           x          x
For qualified higher education
expenses, or                                              x           x           x          x
For qualified first time home
purchases up to $10,000                                   x           x           x          x
After December 31, 1999 for IRS
levies                                                    x           x           x          x
Certain immediate income
annuities providing a series of
substantially equal periodic
payments made annually (or more
frequently) over the specified
payment period                              x


 (*) For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchanges") on or after June 30, 2008, will be treated as a taxable withdrawal rather than a non-taxable exchange. Such circumstances generally include situations where amounts are withdrawn income payments made from either contract involved in the partial exchange within a period of twelve months following transfers. Certain exception may apply. Consult your own independent tax advisor prior to a partial exchange.

Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expenses. Certain income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

* Possible taxation as if you were the contract owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPs]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance, which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

* Individuals age 50 or older can make an additional "catch-up" purchase payment of (assuming the individual has sufficient compensation).

* If you are an active participant in a retirement plan of an employer, your contributions may be limited.

* Purchase payments in excess of these amounts may be subject to a penalty tax.

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

Rollovers into Your SIMPLE IRA. You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.

Rollovers from Your SIMPLE IRA. Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. Also, if you are an active participant in a retirement plan of an employer, your contributions may be limited. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b), 401(a) and 457(b) plans of a state or local governmental employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover.

If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

* The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

* The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing Traditional IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

This income limitation will not apply for taxable years beginning in 2010.

If you are married but file separately, you may not convert a Traditional IRA into a ROTH IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the account value at date of conversion.

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note that where payments under a Roth Income Annuity have begun prior to your death, the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                                                          IRA, SIMPLE
                                                                Non-Qualified             IRA and SEP
                                                             Deferred Annuities     Deferred Annuities and
                                                                 and Income            Qualified Income
                                                                  Annuities              Annuities(1)
                                                             ------------------     ----------------------
California..............................................            2.35%                     0.5%(2)
Maine...................................................             2.0%                      --
Nevada..................................................             3.5%                      --
Puerto Rico.............................................             1.0%                     1.0%
South Dakota............................................            1.25%                      --
West Virginia...........................................             1.0%                     1.0%
Wyoming.................................................             1.0%                      --




---------

1 PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."

2 WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

APPENDIX A-1

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a name change.

UNDERLYING PORTFOLIO NAME CHANGES


                FORMER NAME                                       NEW NAME
-------------------------------------------     -------------------------------------------
MET INVESTORS FUND                              MET INVESTORS FUND
  Neuberger Berman Real Estate                    Clarion Global Real Estate
  Portfolio -- Class A                            Portfolio -- Class A
METROPOLITAN FUND                               METROPOLITAN FUND
  FI International Stock Portfolio                Julius Baer International Stock
                                                  Portfolio
  Harris Oakmark Large Cap Value Portfolio        MFS(R) Value Portfolio

APPENDIX B

 ACCUMULATION UNIT VALUES (IN DOLLARS)
This table shows fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
American Funds(R) Bond Division(n)...........     2006         $ 15.03           $ 15.80                836
                                                  2007           15.80             16.12              2,210

American Funds(R) Global Small Capitalization
  Division(h)................................     2001           14.94             13.62                549
                                                  2002           13.62             10.89              1,291
                                                  2003           10.89             16.52              2,335
                                                  2004           16.52             19.72              3,455
                                                  2005           19.72             24.41              4,904
                                                  2006           24.41             29.92              5,888
                                                  2007           29.92             35.88              6,596

American Funds(R) Growth Division(h).........     2001          138.68            118.11                382
                                                  2002          118.11             88.12                925
                                                  2003           88.12            119.07              1,483
                                                  2004          119.07            132.29              1,843
                                                  2005          132.29            151.82              2,086
                                                  2006          151.82            165.27              2,172
                                                  2007          165.27            183.38              2,075

American Funds(R) Growth-Income Division(h)..     2001           90.87             87.85                403
                                                  2002           87.85             70.84              1,163
                                                  2003           70.84             92.66              1,753
                                                  2004           92.66            101.01              2,228
                                                  2005          101.01            105.58              2,335
                                                  2006          105.58            120.14              2,349
                                                  2007          120.14            124.63              2,240

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

BlackRock Aggressive Growth Division.........     1998         $ 25.04           $ 28.12             38,969
                                                  1999           28.12             37.00             31,947
                                                  2000           37.00             33.76             33,047
                                                  2001           33.76             25.42             31,088
                                                  2002           25.42             17.89             27,173
                                                  2003           17.89             24.88             25,242
                                                  2004           24.88             27.76             22,464
                                                  2005           27.76             30.35             19,773
                                                  2006           30.35             31.99             17,109
                                                  2007           31.99             38.10             14,889

BlackRock Bond Income Division(c)............     1998           17.89             19.33             20,059
                                                  1999           19.33             18.65             18,530
                                                  2000           18.65             20.49             16,395
                                                  2001           20.49             21.92             18,444
                                                  2002           21.92             23.45             17,572
                                                  2003           23.45             24.52             15,375
                                                  2004           24.52             25.29             13,470
                                                  2005           25.29             25.58             12,155
                                                  2006           25.58             26.38             10,383
                                                  2007           26.38             27.69              8,979

BlackRock Diversified Division...............     1998           22.89             27.04             73,899
                                                  1999           27.04             29.04             75,121
                                                  2000           29.04             28.98             75,252
                                                  2001           28.98             26.80             66,376
                                                  2002           26.80             22.80             53,835
                                                  2003           22.80             27.15             48,137
                                                  2004           27.15             29.10             42,486
                                                  2005           29.10             29.62             36,986
                                                  2006           29.62             32.33             31,232
                                                  2007           32.33             33.82             26,632

BlackRock Large Cap Core Division*(o)........     2007           37.61             38.04             23,220

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust)................     1998         $ 27.09           $ 34.30             64,044
                                                  1999           34.30             40.13             64,028
                                                  2000           40.13             37.19             62,978
                                                  2001           37.19             30.48             57,299
                                                  2002           30.48             22.24             47,428
                                                  2003           22.24             28.61             42,944
                                                  2004           28.61             31.32             37,879
                                                  2005           31.32             32.05             32,659
                                                  2006           32.05             36.12          27,458.00
                                                  2007           36.12             37.93                  0

BlackRock Large Cap Value Division -- Class
  E(f).......................................     2002           10.00              7.93                283
                                                  2003            7.93             10.60                856
                                                  2004           10.60             11.87              1,486
                                                  2005           11.87             12.39              1,365
                                                  2006           12.39             14.59              3,032
                                                  2007           14.59             14.88              2,963

BlackRock Legacy Large Cap Growth
  Division -- Class E(k).....................     2004           10.07             11.06                130
                                                  2005           11.06             11.67                248
                                                  2006           11.67             11.99                399
                                                  2007           11.99             14.03                686

BlackRock Strategic Value Division(a)........     2000           10.00             12.24              4,095
                                                  2001           12.24             14.03             14,485
                                                  2002           14.03             10.90             18,439
                                                  2003           10.90             16.16             18,573
                                                  2004           16.16             18.41             18,477
                                                  2005           18.41             18.94             16,020
                                                  2006           18.94             21.84             13,598
                                                  2007           21.84             20.82             11,482

Clarion Global Real Estate Division (formerly
  Neuberger Berman Real Estate
  Division) -- Class E(k)....................     2004            9.99             12.86              1,461
                                                  2005           12.86             14.41              3,143
                                                  2006           14.41             19.58              5,319
                                                  2007           19.58             16.47              3,834

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Cyclical Growth ETF Division -- Class E(n)...     2006         $ 10.73           $ 11.45                 91
                                                  2007           11.45             11.96                231

Cyclical Growth and Income ETF
  Division -- Class E(n).....................     2006           10.52             11.19                 88
                                                  2007           11.19             11.66                140

Davis Venture Value Division(a)..............     2000           30.19             30.79                916
                                                  2001           30.79             27.01              2,072
                                                  2002           27.01             22.31              2,269
                                                  2003           22.31             28.84              2,514
                                                  2004           28.84             32.01              3,050
                                                  2005           32.01             34.87              3,698
                                                  2006           34.87             39.46              3,990
                                                  2007           39.46             40.76              3,839

FI Large Cap Division -- Class E.............     2006           17.52             17.75                 45
                                                  2007           17.75             18.19                 73

FI Mid Cap Opportunities Division(j).........     1998           12.68             17.19             19,025
                                                  1999           17.19             37.85             44,078
                                                  2000           37.85             25.71             57,544
                                                  2001           25.71             15.91             52,016
                                                  2002           15.91             11.16             42,960
                                                  2003           11.16             14.83             38,319
                                                  2004           14.83             17.16             34,048
                                                  2005           17.16             18.13             29,784
                                                  2006           18.13             20.03             25,415
                                                  2007           20.03             21.43             21,648

FI Value Leaders Division -- Class E(f)......     2002           23.06             19.03                 40
                                                  2003           19.03             23.83                175
                                                  2004           23.83             26.72                294
                                                  2005           26.72             29.18                561
                                                  2006           29.18             32.21                728
                                                  2007           32.21             33.09                576

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Franklin Templeton Small Cap Growth
  Division(h)................................     2001         $ 10.00           $  8.80                769
                                                  2002            8.80              6.27              1,420
                                                  2003            6.27              8.98              2,000
                                                  2004            8.98              9.88              1,935
                                                  2005            9.88             10.22              1,816
                                                  2006           10.22             11.10              1,738
                                                  2007           11.10             11.46              1,448

Harris Oakmark Focused Value Division(h).....     2001           23.96             26.80              2,799
                                                  2002           26.80             24.13              5,043
                                                  2003           24.13             31.61              5,303
                                                  2004           31.61             34.32              5,348
                                                  2005           34.32             37.28              5,416
                                                  2006           37.28             41.41              4,400
                                                  2007           41.41             38.10              3,630

Harris Oakmark International
  Division -- Class E(f).....................     2002           10.60              8.85                 42
                                                  2003            8.85             11.82                594
                                                  2004           11.82             14.09              1,793
                                                  2005           14.09             15.90              3,247
                                                  2006           15.90             20.26              4,690
                                                  2007           20.26             19.81              4,338

Janus Forty Division -- Class E(b)...........     2007          155.59            191.21                 69

Jennison Growth Division.....................     2005            4.12              4.98              5,029
                                                  2006            4.98              5.05              4,487
                                                  2007            5.05              5.57              3,673

Jennison Growth Division (formerly Met/Putnam
  Voyager Division)(a)(i)....................     2000            9.81              7.24              2,554
                                                  2001            7.24              4.94              5,531
                                                  2002            4.94              3.47              5,941
                                                  2003            3.47              4.31              6,162
                                                  2004            4.31              4.47              5,450
                                                  2005            4.47              4.08              2,161

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Julius Baer International Stock Division
  (formerly FI International Stock
  Division)..................................     1998         $ 13.27           $ 16.07             14,327
                                                  1999           16.07             18.48             13,055
                                                  2000           18.48             16.41             13,978
                                                  2001           16.41             12.87             13,983
                                                  2002           12.87             10.48             13,034
                                                  2003           10.48             13.26             11,724
                                                  2004           13.26             15.48             10,579
                                                  2005           15.48             18.04              9,759
                                                  2006           18.04             20.76              9,148
                                                  2007           20.76             22.62              8,331

Lazard Mid Cap Division -- Class E(f)........     2002           11.41              9.70                341
                                                  2003            9.70             12.10                799
                                                  2004           12.10             13.68                970
                                                  2005           13.68             14.62              1,005
                                                  2006           14.62             16.57                995
                                                  2007           16.57             15.94              1,142

Legg Mason Partners Aggressive Growth
  Division (formerly Janus Aggressive Growth
  Division)(g)(h)............................     2001           10.03              7.78              1,020
                                                  2002            7.78              5.33              1,506
                                                  2003            5.33              6.82              1,648
                                                  2004            6.82              7.33              1,574
                                                  2005            7.33              8.24              1,656
                                                  2006            8.24              8.01              1,614
                                                  2007            8.01              8.12              1,369

Legg Mason Value Equity......................     2006            9.61             10.33              1,119
                                                  2007           10.33              9.62                969

Legg Mason Value Equity (formerly MFS(R)
  Investors Trust Division)(l)...............     2001            9.39              8.35                493
                                                  2002            8.35              6.58                795
                                                  2003            6.58              7.92                847
                                                  2004            7.92              8.71              1,131
                                                  2005            8.71              9.22              1,085
                                                  2006            9.22              9.66              1,085

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond
  Division(e)................................     1998         $ 10.00           $ 10.11                793
                                                  1999           10.11              9.85              7,736
                                                  2000            9.85             10.84             11,151
                                                  2001           10.84             11.51             17,518
                                                  2002           11.51             12.53             20,055
                                                  2003           12.53             12.82             20,050
                                                  2004           12.82             13.18             22,529
                                                  2005           13.18             13.29             21,998
                                                  2006           13.29             13.67             20,187
                                                  2007           13.67             14.42             18,228

Loomis Sayles Small Cap Division(a)..........     2000           25.78             25.52                353
                                                  2001           25.52             22.98                654
                                                  2002           22.98             17.80                759
                                                  2003           17.80             24.00                811
                                                  2004           24.00             27.58                827
                                                  2005           27.58             29.13                863
                                                  2006           29.13             33.58              1,062
                                                  2007           33.58             37.11              1,141

Lord Abbett Bond Debenture Division(d).......     1998           10.50              9.59              3,882
                                                  1999            9.59             11.16              4,708
                                                  2000           11.16             10.92              5,292
                                                  2001           10.92             10.64              5,375
                                                  2002           10.64             10.65              4,921
                                                  2003           10.65             12.57              5,370
                                                  2004           12.57             13.46              5,243
                                                  2005           13.46             13.54              5,165
                                                  2006           13.54             14.62              5,043
                                                  2007           14.62             15.43              4,832

Met/AIM Small Cap Growth Division -- Class
  E(f).......................................     2002           11.24              8.51                129
                                                  2003            8.51             11.68                317
                                                  2004           11.68             12.30                323
                                                  2005           12.30             13.17                359
                                                  2006           13.17             14.87                412
                                                  2007           14.87             16.33                483

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index Division(a)......     2000         $ 10.00           $ 10.62              5,492
                                                  2001           10.62             10.36              8,076
                                                  2002           10.36              8.71             10,595
                                                  2003            8.71             11.61             11,375
                                                  2004           11.61             13.30              9,542
                                                  2005           13.30             14.75              9,545
                                                  2006           14.75             16.04              9,101
                                                  2007           16.04             17.08              8,404

MetLife Stock Index Division.................     1998           29.27             37.08             71,196
                                                  1999           37.08             44.24             79,701
                                                  2000           44.24             39.61             83,774
                                                  2001           39.61             34.36             80,859
                                                  2002           34.36             26.36             73,948
                                                  2003           26.36             33.38             69,957
                                                  2004           33.38             36.44             67,005
                                                  2005           36.44             37.66             61,189
                                                  2006           37.66             42.95             53,415
                                                  2007           42.95             44.63             46,793

MFS(R) Research International Division(h)....     2001           10.00              8.73                408
                                                  2002            8.73              7.62                830
                                                  2003            7.62              9.96                972
                                                  2004            9.96             11.77              1,281
                                                  2005           11.77             13.58              1,544
                                                  2006           13.58             17.02              3,004
                                                  2007           17.02             19.10              3,266

MFS(R) Total Return Division -- Class E(k)...     2004           10.04             10.93                541
                                                  2005           10.93             11.12              1,421
                                                  2006           11.12             12.30              1,656
                                                  2007           12.30             12.66              1,844

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

MFS(R) Value Division (formerly Harris
  Oakmark Large Cap Value Division) (Class
  E)(e)......................................     1998         $ 10.00           $  9.71                385
                                                  1999            9.71              8.93              3,630
                                                  2000            8.93              9.91              4,947
                                                  2001            9.91             11.59             16,421
                                                  2002           11.59              9.83             19,478
                                                  2003            9.83             12.18             18,730
                                                  2004           12.18             13.40             18,015
                                                  2005           13.40             13.05             16,233
                                                  2006           13.05             15.23             13,096
                                                  2007           15.23             14.47             11,260

Morgan Stanley EAFE(R) Index Division(e).....     1998           10.00             10.79                341
                                                  1999           10.79             13.31              3,867
                                                  2000           13.31             11.24              8,036
                                                  2001           11.24              8.69             11,009
                                                  2002            8.69              7.15             12,551
                                                  2003            7.15              9.72             12,721
                                                  2004            9.72             11.49             10,709
                                                  2005           11.49             12.85             10,291
                                                  2006           12.85             15.96             10,009
                                                  2007           15.96             17.47              9,691

Neuberger Berman Mid Cap Value Division(e)...     1998           10.00             10.72                297
                                                  1999           10.72             12.46              2,437
                                                  2000           12.46             15.78              7,503
                                                  2001           15.78             15.19              9,095
                                                  2002           15.19             13.56              9,177
                                                  2003           13.56             18.28              9,002
                                                  2004           18.28             22.20             10,311
                                                  2005           22.20             24.61             11,157
                                                  2006           24.61             27.09              9,645
                                                  2007           27.09             27.68              8,313

Oppenheimer Capital Appreciation
  Division -- Class E(m).....................     2005           10.02             10.90                 65
                                                  2006           10.90             11.60                164
                                                  2007           11.60             13.11                378

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Oppenheimer Global Equity Division...........     1998         $ 10.84           $ 12.42              7,714
                                                  1999           12.42             15.36              9,322
                                                  2000           15.36             14.92             11,688
                                                  2001           14.92             12.37             12,089
                                                  2002           12.37             10.26             10,865
                                                  2003           10.26             13.22             10,015
                                                  2004           13.22             15.20              9,062
                                                  2005           15.20             17.44              8,299
                                                  2006           17.44             20.09              7,630
                                                  2007           20.09             21.13              6,775

PIMCO Inflation Protected Bond
  Division -- Class E(n).....................     2006           11.07             11.19                275
                                                  2007           11.19             12.26                512

PIMCO Total Return Division(h)...............     2001           10.00             10.54              2,743
                                                  2002           10.54             11.41              8,937
                                                  2003           11.41             11.78              9,775
                                                  2004           11.78             12.24              9,739
                                                  2005           12.24             12.39             10,726
                                                  2006           12.39             12.83              9,738
                                                  2007           12.83             13.66              9,031

RCM Technology Division(h)...................     2001           10.00              7.44              2,035
                                                  2002            7.44              3.63              2,782
                                                  2003            3.63              5.66              6,376
                                                  2004            5.66              5.35              5,501
                                                  2005            5.35              5.88              4,228
                                                  2006            5.88              6.13              3,454
                                                  2007            6.13              7.97              4,717

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

Russell 2000(R) Index Division(e)............     1998         $ 10.00           $ 10.52                598
                                                  1999           10.52             12.76              5,393
                                                  2000           12.76             12.12              9,115
                                                  2001           12.12             12.08              9,631
                                                  2002           12.08              9.48             10,366
                                                  2003            9.48             13.68             10,958
                                                  2004           13.68             15.92              9,451
                                                  2005           15.92             16.43              8,754
                                                  2006           16.43             19.14              8,072
                                                  2007           19.14             18.62              6,978

T. Rowe Price Large Cap Growth Division(e)...     1998           10.00             11.00                407
                                                  1999           11.00             13.28              3,394
                                                  2000           13.28             13.05             12,475
                                                  2001           13.05             11.62             12,076
                                                  2002           11.62              8.80             10,694
                                                  2003            8.80             11.38             10,541
                                                  2004           11.38             12.35              9,724
                                                  2005           12.35             13.00              8,796
                                                  2006           13.00             14.54              7,871
                                                  2007           14.54             15.71              7,073

T. Rowe Price Mid Cap Growth Division(h).....     2001           10.00              8.42              1,519
                                                  2002            8.42              4.66              2,342
                                                  2003            4.66              6.31              3,462
                                                  2004            6.31              7.36              4,025
                                                  2005            7.36              8.35              4,625
                                                  2006            8.35              8.79              4,609
                                                  2007            8.79             10.23              5,476

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

T. Rowe Price Small Cap Growth Division......     1998         $ 11.75           $ 12.01             13,124
                                                  1999           12.01             15.18             14,008
                                                  2000           15.18             13.63             19,426
                                                  2001           13.63             12.25             18,640
                                                  2002           12.25              8.87             16,726
                                                  2003            8.87             12.34             15,888
                                                  2004           12.34             13.54             14,106
                                                  2005           13.54             14.84             12,499
                                                  2006           14.84             15.23             10,952
                                                  2007           15.23             16.53              9,232

Western Asset Management Strategic Bond
  Opportunities Division(h)..................     2001           15.75             16.21                494
                                                  2002           16.21             17.55              1,215
                                                  2003           17.55             19.52              2,157
                                                  2004           19.52             20.55              2,415
                                                  2005           20.55             20.88              3,189
                                                  2006           20.88             21.66              3,134
                                                  2007           21.66             22.26              2,757

Western Asset Management U.S. Government
  Division(h)................................     2001           14.55             15.07              1,178
                                                  2002           15.07             16.07              3,843
                                                  2003           16.07             16.13              3,166
                                                  2004           16.13             16.41              2,998
                                                  2005           16.41             16.49              3,099
                                                  2006           16.49             16.96              2,936
                                                  2007           16.96             17.48              2,695

MetLife Aggressive Allocation Division.......     2005            9.99             11.17                143
                                                  2006           11.17             12.81                628
                                                  2007           12.81             13.09              1,037

MetLife Conservative Allocation Division.....     2005            9.99             10.32                188
                                                  2006           10.32             10.93                774
                                                  2007           10.93             11.42              1,576

MetLife Conservative to Moderate Allocation
  Division...................................     2005            9.99             10.55                824
                                                  2006           10.55             11.44              2,444
                                                  2007           11.44             11.87              4,103

--------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF UNITS
                                                                                                OUTSTANDING AT
                                                            UNIT VALUE AT     UNIT VALUE AT      END OF YEAR
FUND NAME                                         YEAR    BEGINNING OF YEAR    END OF YEAR      (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------

MetLife Moderate Allocation Division.........     2005         $  9.99           $ 10.77              1,278
                                                  2006           10.77             11.93              4,488
                                                  2007           11.93             12.32              8,150

MetLife Moderate to Aggressive Allocation
  Division...................................     2005            9.99             11.00                653
                                                  2006           11.00             12.44              2,721
                                                  2007           12.44             12.79              4,670



---------
NOTES:

A    INCEPTION DATE: JULY 5, 2000.

B    INCEPTION DATE: APRIL 30, 2007.

C THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.

D THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.

E    INCEPTION DATE: NOVEMBER 9, 1998.

F    INCEPTION DATE: MAY 1, 2002.

G THE ASSETS OF THE JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

H    INCEPTION DATE: MAY 1, 2001.

I THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.

J THE ASSETS IN MET/PUTNAM VOYAGER INVESTMENT DIVISION WERE MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

K    INCEPTION DATE: MAY 1, 2004.

L THE ASSETS OF THE MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST DIVISION.

M    INCEPTION DATE: MAY 1, 2005.

N    INCEPTION DATE: MAY 1, 2006.

O THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.

* WE ARE WAIVING A PORTION OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES

SERIES FUND/TRUST                        LEGAL NAME OF PORTFOLIO SERIES                 MARKETING NAME
-----------------                      ----------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)                  Bond Fund                      American Funds Bond Fund
AMERICAN FUNDS INSURANCE SERIES(R)      Global Small Capitalization Fund          American Funds Global Small
                                                                                      Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES(R)             Growth-Income Fund              American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES(R)                 Growth Fund                    American Funds Growth Fund
METROPOLITAN SERIES FUND, INC.               FI Large Cap Portfolio            FI Large Cap Portfolio (Fidelity)
METROPOLITAN SERIES FUND, INC.         FI Mid Cap Opportunities Portfolio     FI Mid Cap Opportunities Portfolio
                                                                                          (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Value Leaders Portfolio             FI Value Leaders Portfolio
                                                                                          (Fidelity)

APPENDIX D

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

                                                                              PAGE

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................     2

SERVICES....................................................................     2

PRINCIPAL UNDERWRITER.......................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...........................     2

EXPERIENCE FACTOR...........................................................     2

VARIABLE INCOME PAYMENTS....................................................     3

CALCULATING THE ANNUITY UNIT VALUE..........................................     4

ADVERTISEMENT OF THE SEPARATE ACCOUNT.......................................     6

VOTING RIGHTS...............................................................     7

ERISA.......................................................................     8

TAXES.......................................................................     9

INVESTOR CONTROL............................................................    14

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................................     i

FINANCIAL STATEMENTS OF METLIFE.............................................   F-1

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] American Funds Insurance Series(R)

[ ] I have changed my address. My current address is:




----------------------------------------
                                              Name ---------------------------------
            (Contract Number)

----------------------------------------    Address --------------------------------

                (Signature)                         --------------------------------
                                                                                 zip



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

(METLIFE LOGO)
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914

                                                              APRIL 28, 2008

PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED

BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Income Annuity.

--------------------------------------------------------------------------------
You decide how to allocate your money among the various available investment choices. The investment choices available are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.

                  AMERICAN FUNDS(R)
AMERICAN FUNDS GLOBAL       AMERICAN FUNDS GROWTH-
SMALL CAPITALIZATION        INCOME
AMERICAN FUNDS GROWTH
                 MET INVESTORS FUND
BLACKROCK LARGE CAP CORE    LORD ABBETT BOND
CLARION GLOBAL REAL ESTATE  DEBENTURE
HARRIS OAKMARK              MET/AIM SMALL CAP GROWTH
INTERNATIONAL               MFS(R) RESEARCH
JANUS FORTY                 INTERNATIONAL
LAZARD MID CAP              OPPENHEIMER CAPITAL
LEGG MASON PARTNERS         APPRECIATION
AGGRESSIVE GROWTH           PIMCO TOTAL RETURN
LEGG MASON VALUE EQUITY     RCM TECHNOLOGY
                            T. ROWE PRICE MID CAP
                            GROWTH
                  METROPOLITAN FUND
BLACKROCK AGGRESSIVE        METLIFE CONSERVATIVE
GROWTH                      ALLOCATION
BLACKROCK BOND INCOME       METLIFE CONSERVATIVE TO
BLACKROCK DIVERSIFIED       MODERATE ALLOCATION
BLACKROCK LARGE CAP VALUE   METLIFE MID CAP STOCK
BLACKROCK LEGACY LARGE CAP  INDEX
GROWTH                      METLIFE MODERATE
BLACKROCK STRATEGIC VALUE   ALLOCATION
DAVIS VENTURE VALUE         METLIFE MODERATE TO
FI MID CAP OPPORTUNITIES    AGGRESSIVE ALLOCATION
FI VALUE LEADERS            METLIFE STOCK INDEX
FRANKLIN TEMPLETON SMALL    MFS(R) TOTAL RETURN
CAP GROWTH                  MFS(R) VALUE
HARRIS OAKMARK FOCUSED      MORGAN STANLEY EAFE(R)
VALUE                       INDEX
JENNISON GROWTH             NEUBERGER BERMAN MID CAP
JULIUS BAER INTERNATIONAL   VALUE
STOCK                       OPPENHEIMER GLOBAL
LEHMAN BROTHERS(R)          EQUITY
AGGREGATE BOND INDEX        RUSSELL 2000(R) INDEX
LOOMIS SAYLES SMALL CAP     T. ROWE PRICE LARGE CAP
METLIFE AGGRESSIVE          GROWTH
ALLOCATION                  T. ROWE PRICE SMALL CAP
                            GROWTH
                            WESTERN ASSET MANAGEMENT
                            STRATEGIC BOND
                              OPPORTUNITIES
                            WESTERN ASSET MANAGEMENT
                            U.S. GOVERNMENT

Certain Portfolios have been subject to a name change. Please see Appendix A-1 "Additional
Information Regarding the Portfolios".




HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, the Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 28, 2008. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page C-PPA 76 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

The Securities and Exchange Commission has a website (http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses which are attached to the back of this Prospectus. You should also read these Prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.


 DEFERRED ANNUITIES
 AVAILABLE:
   - Non-Qualified

   - Traditional IRA

   - Roth IRA

   - Unallocated
     Keogh


 INCOME ANNUITIES AVAILABLE:
   - Non-Qualified

   - Traditional IRA

   - Roth IRA

   - Unallocated
     Keogh


 A WORD ABOUT INVESTMENT RISK:
 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

   - a bank deposit or obligation;

   - federally insured or guaranteed; or

   - endorsed by any bank or other financial institution.


                                 (METLIFE LOGO)

TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW...........................................   C-PPA-4
TABLE OF EXPENSES.........................................................   C-PPA-6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.....................   C-PPA-11
METLIFE...................................................................   C-PPA-12
METROPOLITAN LIFE SEPARATE ACCOUNT E......................................   C-PPA-12
VARIABLE ANNUITIES........................................................   C-PPA-12
  A Deferred Annuity.....................................................    C-PPA-13
  An Income Annuity......................................................    C-PPA-13
YOUR INVESTMENT CHOICES...................................................   C-PPA-13
  Certain Payments We Receive With Regard to the Portfolios..............    C-PPA-18
DEFERRED ANNUITIES........................................................   C-PPA-19
  The Deferred Annuity and Your Retirement Plan..........................    C-PPA-19
  Automated Investment Strategies........................................    C-PPA-19
  Purchase Payments......................................................    C-PPA-21
    Allocation of Purchase Payments.......................................   C-PPA-21
    Automated Purchase Payments...........................................   C-PPA-21
    Limits on Purchase Payments...........................................   C-PPA-21
  The Value of Your Investment...........................................    C-PPA-22
  Transfers..............................................................    C-PPA-22
  Access to Your Money...................................................    C-PPA-25
    Systematic Withdrawal Program.........................................   C-PPA-25
    Minimum Distribution..................................................   C-PPA-26
  Contract Fee...........................................................    C-PPA-27
  Charges................................................................    C-PPA-27
    Insurance-Related Charge..............................................   C-PPA-27
    Investment-Related Charge.............................................   C-PPA-27
  Premium and Other Taxes................................................    C-PPA-27
  Early Withdrawal Charges...............................................    C-PPA-28
    When No Early Withdrawal Charge Applies...............................   C-PPA-29
    When A Different Early Withdrawal Charge May Apply....................   C-PPA-30
  Free Look..............................................................    C-PPA-31
  Death Benefit..........................................................    C-PPA-31
  Pay-Out Options (or Income Options)....................................    C-PPA-32
INCOME ANNUITIES..........................................................   C-PPA-33
  Income Payment Types...................................................    C-PPA-33
  Minimum Size of your Income Payment....................................    C-PPA-35
  The Value of Your Income Payments......................................    C-PPA-35
  Reallocations..........................................................    C-PPA-36




C-PPA-2

  Contract Fee...........................................................    C-PPA-40
  Charges................................................................    C-PPA-40
    Insurance-Related or Separate Account Charge..........................   C-PPA-40
    Investment-Related Charge.............................................   C-PPA-40
  Premium and Other Taxes................................................    C-PPA-40
  Free Look..............................................................    C-PPA-41
GENERAL INFORMATION.......................................................   C-PPA-41
  Administration.........................................................    C-PPA-41
    Purchase Payments.....................................................   C-PPA-41
    Confirming Transactions...............................................   C-PPA-42
    Processing Transactions...............................................   C-PPA-42
     By Telephone or Internet.............................................   C-PPA-42
     After Your Death.....................................................   C-PPA-43
     Misstatement.........................................................   C-PPA-43
     Third Party Requests.................................................   C-PPA-43
     Valuation -- Suspension of Payments..................................   C-PPA-43
  Advertising Performance................................................    C-PPA-44
  Changes to Your Deferred Annuity or Income Annuity.....................    C-PPA-45
  Voting Rights..........................................................    C-PPA-46
  Who Sells the Deferred Annuities and Income Annuities..................    C-PPA-46
  Financial Statements...................................................    C-PPA-49
  Your Spouse's Rights...................................................    C-PPA-49
  When We Can Cancel Your Deferred Annuity or Income Annuity.............    C-PPA-49
INCOME TAXES..............................................................   C-PPA-49
LEGAL PROCEEDINGS.........................................................   C-PPA-60
APPENDIX A PREMIUM TAX TABLE..............................................   C-PPA-61
APPENDIX A-1 ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS..............   C-PPA-62
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION..........   C-PPA-63
APPENDIX C PORTFOLIO LEGAL AND MARKETING NAMES............................   C-PPA-75
APPENDIX D TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION..   C-PPA-76



The Deferred Annuities or Income Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.





                                                                         C-PPA-3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the contract is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."





C-PPA-4

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity or the participant or annuitant for whom money is invested under group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "you" means the trustee of the Keogh plan.





                                                                         C-PPA-5

 TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES

The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

---------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...............................        None
  Early Withdrawal Charge (as a percentage of each purchase payment
     funding the withdrawal during the pay-in phase)(1).................    Up to 7%
  Exchange Fee for Deferred Annuities...................................        None
  Surrender Fee for Deferred Annuities..................................        None
  Income Annuity Contract Fee...........................................        None
  Transfer Fee..........................................................        None


(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING SCHEDULE:

DURING PURCHASE PAYMENT YEAR
1........................................................................    7%
2........................................................................    6%
3........................................................................    5%
4........................................................................    4%
5........................................................................    3%
6........................................................................    2%
7........................................................................    1%
THEREAFTER...............................................................    0%


     THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

--------------------------------------------------------------------------------
The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities(2).............                             None
Separate Account Charge (as a percentage of your average
  account value)(3)
  General Administrative Expenses Charge..................                             .20%
  Mortality and Expense Risk Charge.......................                             .75%
  Total Separate Account Annual Charge(3).................  Maximum Guaranteed Charge: .95%


(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITY. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.

     WE ARE WAIVING 0.08% OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE-CAP CORE PORTFOLIO.

--------------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.

Total Annual Metropolitan Fund, Met Investors Fund and American       Minimum   Maximum
Funds(R)                                                              -------   -------
  Operating Expenses for the fiscal year ending December 31, 2007
     (expenses that are deducted from these Funds' assets
     include management fees, distribution fees (12b-1 fees) and
     other expenses)................................................    0.29%     1.01%
  After Waiver and/or Reimbursement of Expenses.....................    0.28%     1.01%







C-PPA-6

AMERICAN FUNDS(R) --  CLASS 2 ANNUAL
EXPENSES
For fiscal year ending December 31,
2007 (as a percentage of average
daily net assets)

                                                   DISTRIBUTION              ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                      AND/OR                FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
                                      MANAGEMENT  SERVICE(12B-1)    OTHER      AND     OPERATING       EXPENSE        OPERATING
                                          FEE          FEES       EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund...............     0.70%         0.25%        0.03%       --       0.98%            --            0.98%
American Funds Growth Fund..........     0.32%         0.25%        0.01%       --       0.58%            --            0.58%
American Funds Growth-Income Fund...     0.26%         0.25%        0.01%       --       0.52%            --            0.52%






MET INVESTORS FUND -- CLASS A
ANNUAL EXPENSES
For fiscal year ending December 31,
2007 (as a percentage of average
daily net assets)

                                                    DISTRIBUTION              ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                       AND/OR                FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
                                      MANAGEMENT  SERVICE (12B-1)    OTHER      AND     OPERATING       EXPENSE        OPERATING
                                          FEE           FEES       EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Portfolio..     0.58%           --          0.07%       --       0.65%            --            0.65%
Clarion Global Real Estate
  Portfolio.........................     0.61%           --          0.04%       --       0.65%            --            0.65%
Harris Oakmark International
  Portfolio.........................     0.77%           --          0.09%       --       0.86%            --            0.86%
Janus Forty Portfolio...............     0.65%           --          0.05%       --       0.70%            --            0.70%
Lazard Mid Cap Portfolio............     0.69%           --          0.07%       --       0.76%            --            0.76%
Legg Mason Partners Aggressive
  Growth Portfolio..................     0.62%           --          0.05%       --       0.67%            --            0.67%
Legg Mason Value Equity Portfolio...     0.63%           --          0.04%       --       0.67%            --            0.67%
Lord Abbett Bond Debenture
  Portfolio.........................     0.49%           --          0.05%       --       0.54%            --            0.54%
Met/AIM Small Cap Growth Portfolio..     0.86%           --          0.06%       --       0.92%            --            0.92%
MFS(R) Research International
  Portfolio.........................     0.70%           --          0.09%       --       0.79%            --            0.79%
Oppenheimer Capital Appreciation
  Portfolio.........................     0.58%           --          0.04%       --       0.62%            --            0.62%
PIMCO Total Return Portfolio........     0.48%           --          0.04%       --       0.52%            --            0.52%(1)
RCM Technology Portfolio............     0.88%           --          0.09%       --       0.97%            --            0.97%
T. Rowe Price Mid Cap Growth
  Portfolio.........................     0.75%           --          0.05%       --       0.80%            --            0.80%






METROPOLITAN FUND -- CLASS A ANNUAL
EXPENSES
For fiscal year ending December 31,
2007 (as a percentage of average
daily net assets)

                                                    DISTRIBUTION              ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                       AND/OR                FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
                                      MANAGEMENT  SERVICE (12B-1)    OTHER      AND     OPERATING       EXPENSE        OPERATING
                                          FEE           FEES       EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Aggressive Growth
  Portfolio.........................     0.71%           --          0.05%        --      0.76%             --           0.76%
BlackRock Bond Income Portfolio.....     0.38%           --          0.06%        --      0.44%          0.01%           0.43%(2)
BlackRock Diversified Portfolio.....     0.44%           --          0.06%        --      0.50%             --           0.50%
BlackRock Large Cap Value
  Portfolio.........................     0.68%           --          0.06%        --      0.74%             --           0.74%
BlackRock Legacy Large Cap Growth
  Portfolio.........................     0.73%           --          0.06%        --      0.79%             --           0.79%
BlackRock Strategic Value
  Portfolio.........................     0.82%           --          0.06%        --      0.88%             --           0.88%
Davis Venture Value Portfolio.......     0.69%           --          0.04%        --      0.73%             --           0.73%
FI Mid Cap Opportunities Portfolio..     0.68%           --          0.05%        --      0.73%             --           0.73%
FI Value Leaders Portfolio..........     0.64%           --          0.07%        --      0.71%             --           0.71%
Franklin Templeton Small Cap Growth
  Portfolio.........................     0.90%           --          0.11%        --      1.01%             --           1.01%
Harris Oakmark Focused Value
  Portfolio.........................     0.72%           --          0.04%        --      0.76%             --           0.76%
Jennison Growth Portfolio...........     0.63%           --          0.04%        --      0.67%             --           0.67%






                                                                         C-PPA-7

METROPOLITAN FUND -- CLASS A ANNUAL
EXPENSES
For fiscal year ending December 31,
2007 (as a percentage of average net
assets)

                                                    DISTRIBUTION              ACQUIRED    TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                       AND/OR                FUND FEES    ANNUAL     WAIVER AND/OR      ANNUAL
                                      MANAGEMENT  SERVICE (12B-1)    OTHER      AND     OPERATING       EXPENSE        OPERATING
                                          FEE           FEES       EXPENSES  EXPENSES*   EXPENSES    REIMBURSEMENT    EXPENSES**
--------------------------------------------------------------------------------------------------------------------------------
Julius Baer International Stock
  Portfolio.........................     0.84%           --          0.12%        --      0.96%          0.04%           0.92%(3)
Lehman Brothers(R) Aggregate Bond
  Index Portfolio...................     0.25%           --          0.05%        --      0.30%          0.01%           0.29%(4)
Loomis Sayles Small Cap Portfolio...     0.90%           --          0.05%        --      0.95%          0.05%           0.90%(5)
MetLife Aggressive Allocation
  Portfolio.........................     0.10%           --          0.04%     0.73%      0.87%          0.04%           0.83%(6)
MetLife Conservative Allocation
  Portfolio.........................     0.10%           --          0.05%     0.59%      0.74%          0.05%           0.69%(7)
MetLife Conservative to Moderate
  Allocation Portfolio..............     0.10%           --          0.01%     0.64%      0.75%          0.01%           0.74%(8)
MetLife Mid Cap Stock Index
  Portfolio.........................     0.25%           --          0.07%     0.01%      0.33%          0.01%           0.32%(9)
MetLife Moderate Allocation
  Portfolio.........................     0.08%           --          0.01%     0.67%      0.76%             --           0.76%(10)
MetLife Moderate to Aggressive
  Allocation Portfolio..............     0.08%           --          0.01%     0.70%      0.79%             --           0.79%(11)
MetLife Stock Index Portfolio.......     0.25%           --          0.04%        --      0.29%          0.01%           0.28%(12)
MFS(R) Total Return Portfolio.......     0.53%           --          0.05%        --      0.58%             --           0.58%
MFS(R) Value Portfolio..............     0.72%           --          0.05%        --      0.77%          0.07%           0.70%(13)
Morgan Stanley EAFE(R) Index
  Portfolio.........................     0.30%           --          0.12%     0.01%      0.43%          0.01%           0.42%(14)
Neuberger Berman Mid Cap Value
  Portfolio.........................     0.64%           --          0.05%        --      0.69%             --           0.69%
Oppenheimer Global Equity
  Portfolio.........................     0.51%           --          0.10%        --      0.61%             --           0.61%
Russell 2000(R) Index Portfolio.....     0.25%           --          0.07%     0.01%      0.33%          0.01%           0.32%(15)
T. Rowe Price Large Cap Growth
  Portfolio.........................     0.60%           --          0.07%        --      0.67%             --           0.67%
T. Rowe Price Small Cap Growth
  Portfolio.........................     0.51%           --          0.08%        --      0.59%             --           0.59%
Western Asset Management Strategic
  Bond Opportunities Portfolio......     0.61%           --          0.05%        --      0.66%             --           0.66%
Western Asset Management U.S.
  Government Portfolio..............     0.49%           --          0.05%        --      0.54%             --           0.54%





(*) ACQUIRED FUND FEES AND EXPENSES ARE FEES AND EXPENSES INCURRED INDIRECTLY BY A PORTFOLIO AS A RESULT OF INVESTING IN SHARES OF ONE OR MORE UNDERLYING PORTFOLIOS.

(**) NET TOTAL ANNUAL OPERATING EXPENSES DO NOT REFLECT: (1) VOLUNTARY WAIVERS
     OF FEES OR EXPENSES; (2) CONTRACTUAL WAIVERS THAT ARE IN EFFECT FOR LESS THAN ONE YEAR FROM THE DATE OF THIS PROSPECTUS; OR (3) EXPENSE REDUCTIONS RESULTING FROM CUSTODIAL FEE CREDITS OR DIRECTED BROKERAGE ARRANGEMENTS.

(++) FEES AND EXPENSES OF THIS PORTFOLIO ARE BASED ON THE PORTFOLIO'S FISCAL
     YEAR ENDED OCTOBER 31, 2007.

(++) FEES AND EXPENSES OF THIS PORTFOLIO ARE BASED ON THE PORTFOLIO'S FISCAL
     YEAR ENDED JANUARY 31, 2008.

(1) THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT AN AMENDED MANAGEMENT FEE AGREEMENT, AS IF THE AGREEMENT HAD BEEN IN EFFECT DURING THE PRECEDING FISCAL YEAR.

(2) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.325% FOR THE AMOUNTS OVER $1 BILLION BUT LESS THAN $2 BILLION.

(3) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.81% FOR THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS AND 0.78% FOR THE NEXT $500 MILLION.

(4) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.244%.

(5) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO BY 0.05%.

(6) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.





C-PPA-8

(7) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

(8) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

(9) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

(10) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

(11) THE PORTFOLIO IS A "FUND OF FUNDS" THAT INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN SERIES FUND, INC. AND THE MET INVESTORS SERIES TRUST. BECAUSE THE PORTFOLIO INVESTS IN OTHER UNDERLYING PORTFOLIOS, THE PORTFOLIO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE MANAGEMENT FEE. METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO WAIVE FEES OR PAY ALL EXPENSES (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) SO AS TO LIMIT THE NET OPERATING EXPENSES OF THE PORTFOLIO (OTHER THAN ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COSTS, TAXES, INTEREST AND ANY EXTRAORDINARY EXPENSES) TO 0.10% FOR THE CLASS A SHARES, 0.35% FOR THE CLASS B SHARES AND 0.25% FOR THE CLASS E SHARES.

(12) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

(13) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO THE ANNUAL RATE OF 0.65% FOR THE FIRST $1.25 BILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.60% FOR THE NEXT $250 MILLION AND 0.50% FOR AMOUNTS OVER $1.5 BILLION.

(14) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.293%.

(15) METLIFE ADVISERS, LLC HAS CONTRACTUALLY AGREED, FOR THE PERIOD APRIL 28, 2008 THROUGH APRIL 30, 2009, TO REDUCE THE MANAGEMENT FEE FOR EACH CLASS OF THE PORTFOLIO TO 0.243%.

EXAMPLES
   The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

  -  reimbursement and/or waiver of expenses was not in effect;

  - your Deferred Annuity permits you to withdraw 10% of your Account Balance free from early withdrawal charges each Contract Year;

  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;

  -  there is a maximum Separate Account charge of 0.95%;





                                                                         C-PPA-9

  -  the underlying Portfolio earns a 5% annual return; and

  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.

                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $850    $1,110    $1,355    $2,276
Minimum..............................................   $782    $  893    $  980    $1,496


EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

  -  reimbursement and/or waiver of expenses was not in effect;

  - your Deferred Annuity permits you to withdraw 20% of your Account Balance free from early withdrawal charges each Contract year;

  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;

  -  there is a Maximum Separate Account charge of 0.95%;

  -  the underlying Portfolio earns a 5% annual return; and

  - you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.

                                                          1        3         5        10
                                                        YEAR     YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum..............................................   $780    $1,060    $1,342    $2,276
Minimum..............................................   $712    $  851    $  980    $1,496


EXAMPLE 3.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

  - there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

  -  reimbursement and/or waiver of expenses was not in effect;

  -  you bear the minimum or maximum fees and expenses of any of the Portfolios;

  -  there is a maximum Separate Account charge of 0.95%;

  -  the underlying Portfolio earns a 5% annual return; and

  - you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)

                                                           1       3         5        10
                                                         YEAR    YEARS     YEARS     YEARS
------------------------------------------------------------------------------------------
Maximum...............................................   $199     $614    $1,055    $2,276
Minimum...............................................   $126     $393    $  680    $1,496







C-PPA-10

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
See Appendix B







                                                                        C-PPA-11

METLIFE


Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET). a publicly traded company. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its domestic and international subsidiaries and affiliates, MetLife, Inc. reaches more than 70 million customers around the world and MetLife is the largest life insurer in the United States (based on life insurance in-force). The MetLife companies offer life insurance, annuities, auto and home insurance, retail banking and other financial services to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.

METROPOLITAN LIFE SEPARATE ACCOUNT E


We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES


There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Interest Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain Contracts). Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.





C-PPA-12

The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.

A DEFERRED ANNUITY

You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity in an IRA, such as the availability of a guaranteed income for life or the death benefit.

Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you either take all of your money out of the account or you elect "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is no longer available. Current contract owners may continue to make additional purchase payments.

AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2.

The investment choices are listed in alphabetical order, (based upon the Portfolios' legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the




                                                                        C-PPA-13

Portfolio. The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata portion of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.


                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
      AMERICAN FUNDS(R)
American Funds Global Small     Seeks capital appreciation        Capital Research
  Capitalization Fund           through stocks.                   and Management
                                                                  Company
American Funds Growth Fund      Seeks capital appreciation        Capital Research
                                through stocks.                   and Management
                                                                  Company
American Funds Growth-Income    Seeks both capital appreciation   Capital Research
  Fund                          and income.                       and Management
                                                                  Company
      MET INVESTORS FUND
BlackRock Large Cap Core        Seeks long-term capital growth.   Met Investors
  Portfolio                                                       Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
Clarion Global Real Estate      Seeks to provide total return     Met Investors
  Portfolio                     through investment in real        Advisory, LLC
                                estate securities, emphasizing    Sub-Investment
                                both capital appreciation and     Manager: ING
                                current income.                   Clarion Real Estate
                                                                  Securities, L.P.
Harris Oakmark International    Seeks long-term capital           Met Investors
  Portfolio                     appreciation.                     Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.
Janus Forty Portfolio           Seeks capital appreciation.       Met Investors
                                                                  Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Janus
                                                                  Capital Management
                                                                  LLC
Lazard Mid Cap Portfolio        Seeks long-term growth of         Met Investors
                                capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Lazard
                                                                  Asset Management
                                                                  LLC




C-PPA-14

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
Legg Mason Partners             Seeks capital appreciation.       Met Investors
  Aggressive Growth Portfolio                                     Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  ClearBridge
                                                                  Advisors, LLC
Legg Mason Value Equity         Seeks long-term growth of         Met Investors
  Portfolio                     capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Legg Mason
                                                                  Capital Management.
                                                                  Inc.
Lord Abbett Bond Debenture      Seeks high current income and     Met Investors
  Portfolio                     the opportunity for capital       Advisory, LLC
                                appreciation to produce a high    Sub-Investment
                                total return.                     Manager: Lord,
                                                                  Abbett & Co. LLC
Met/AIM Small Cap Growth        Seeks long-term growth of         Met Investors
  Portfolio                     capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: Invesco
                                                                  Aim Capital
                                                                  Management, Inc.
MFS(R) Research International   Seeks capital appreciation.       Met Investors
  Portfolio                                                       Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Oppenheimer Capital             Seeks capital appreciation.       Met Investors
  Appreciation Portfolio                                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
PIMCO Total Return Portfolio    Seeks maximum total return,       Met Investors
                                consistent with the               Advisory, LLC
                                preservation of capital and       Sub-Investment
                                prudent investment management.    Manager: Pacific
                                                                  Investment
                                                                  Management Company
                                                                  LLC
RCM Technology Portfolio        Seeks capital appreciation; no    Met Investors
                                consideration is given to         Advisory, LLC
                                income.                           Sub-Investment
                                                                  Manager: RCM
                                                                  Capital Management
                                                                  LLC
T. Rowe Price Mid Cap Growth    Seeks long-term growth of         Met Investors
  Portfolio                     capital.                          Advisory, LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
      METROPOLITAN FUND
BlackRock Aggressive Growth     Seeks maximum capital             MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Bond Income           Seeks a competitive total         MetLife Advisers,
  Portfolio                     return primarily from investing   LLC
                                in fixed-income securities.       Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Diversified           Seeks high total return while     MetLife Advisers,
  Portfolio                     attempting to limit investment    LLC
                                risk and preserve capital.        Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Large Cap Value       Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Legacy Large Cap      Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC
BlackRock Strategic Value       Seeks high total return,          MetLife Advisers,
  Portfolio                     consisting principally of         LLC
                                capital appreciation.             Sub-Investment
                                                                  Manager: BlackRock
                                                                  Advisors, LLC




                                                                        C-PPA-15

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
Davis Venture Value Portfolio   Seeks growth of capital.          MetLife Advisers,
                                                                  LLC
                                                                  Sub-Investment
                                                                  Manager: Davis
                                                                  Selected Advisers,
                                                                  L.P.
FI Mid Cap Opportunities        Seeks long-term growth of         MetLife Advisers,
  Portfolio                     capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
FI Value Leaders Portfolio      Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Pyramis
                                                                  Global Advisors,
                                                                  LLC
Franklin Templeton Small Cap    Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: Franklin
                                                                  Advisers, Inc.
Harris Oakmark Focused Value    Seeks long-term capital           MetLife Advisers,
  Portfolio                     appreciation.                     LLC
                                                                  Sub-Investment
                                                                  Manager: Harris
                                                                  Associates L.P.
Jennison Growth Portfolio       Seeks long-term growth of         MetLife Advisers,
                                capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Jennison
                                                                  Associates LLC
Julius Baer International       Seeks long-term growth of         MetLife Advisers,
  Stock Portfolio               capital.                          LLC
                                                                  Sub-Investment
                                                                  Manager: Julius
                                                                  Baer Investment
                                                                  Management LLC
Lehman Brothers(R) Aggregate    Seeks to equal the performance    MetLife Advisers,
  Bond Index Portfolio          of the Lehman Brothers(R)         LLC
                                Aggregate Bond Index.             Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
Loomis Sayles Small Cap         Seeks long-term capital growth    MetLife Advisers,
  Portfolio                     from investments in common        LLC
                                stocks or other equity            Sub-Investment
                                securities.                       Manager: Loomis,
                                                                  Sayles & Company,
                                                                  L.P.
MetLife Aggressive Allocation   Seeks growth of capital.          MetLife Advisers,
  Portfolio                                                       LLC
MetLife Conservative            Seeks high level of current       MetLife Advisers,
  Allocation Portfolio          income, with growth of capital    LLC
                                as a secondary objective.
MetLife Conservative to         Seeks high total return in the    MetLife Advisers,
  Moderate Allocation           form of income and growth of      LLC
  Portfolio                     capital, with a greater
                                emphasis on income.
MetLife Mid Cap Stock Index     Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the Standard & Poor's Mid      LLC
                                Cap 400(R) Composite Stock        Sub-Investment
                                Price Index.                      Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MetLife Moderate Allocation     Seeks a balance between a high    MetLife Advisers,
  Portfolio                     level of current income and       LLC
                                growth of capital, with a
                                greater emphasis on growth of
                                capital.
MetLife Moderate to             Seeks growth of capital.          MetLife Advisers,
  Aggressive Allocation                                           LLC
  Portfolio
MetLife Stock Index Portfolio   Seeks to equal the performance    MetLife Advisers,
                                of the Standard & Poor's 500(R)   LLC
                                Composite Stock Price Index.      Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
MFS(R) Total Return Portfolio   Seeks a favorable total return    MetLife Advisers,
                                through investment in a           LLC
                                diversified portfolio.            Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company




C-PPA-16

                                                                  INVESTMENT MANAGER/
                                                                     SUB-INVESTMENT
        FUNDING OPTION                INVESTMENT OBJECTIVE              MANAGER
        --------------                --------------------        -------------------
MFS(R) Value Portfolio          Seeks capital appreciation and    MetLife Advisers,
                                reasonable income.                LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  Massachusetts
                                                                  Financial Services
                                                                  Company
Morgan Stanley EAFE(R) Index    Seeks to equal the performance    MetLife Advisers,
  Portfolio                     of the MSCI EAFE(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
Neuberger Berman Mid Cap        Seeks capital growth.             MetLife Advisers,
  Value Portfolio                                                 LLC
                                                                  Sub-Investment
                                                                  Manager: Neuberger
                                                                  Berman Management,
                                                                  Inc.
Oppenheimer Global Equity       Seeks capital appreciation.       MetLife Advisers,
  Portfolio                                                       LLC
                                                                  Sub-Investment
                                                                  Manager:
                                                                  OppenheimerFunds,
                                                                  Inc.
Russell 2000(R) Index           Seeks to equal the return of      MetLife Advisers,
  Portfolio                     the Russell 2000(R) Index.        LLC
                                                                  Sub-Investment
                                                                  Manager: MetLife
                                                                  Investment Advisors
                                                                  Company, LLC
T. Rowe Price Large Cap         Seeks long-term growth of         MetLife Advisers,
  Growth Portfolio              capital and, secondarily,         LLC
                                dividend income.                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
T. Rowe Price Small Cap         Seeks long-term capital growth.   MetLife Advisers,
  Growth Portfolio                                                LLC
                                                                  Sub-Investment
                                                                  Manager: T. Rowe
                                                                  Price Associates,
                                                                  Inc.
Western Asset Management        Seeks to maximize total return    MetLife Advisers,
  Strategic Bond                consistent with preservation of   LLC
  Opportunities Portfolio       capital.                          Sub-Investment
                                                                  Manager: Western
                                                                  Asset Management
                                                                  Company
Western Asset Management U.S.   Seeks to maximize total return    MetLife Advisers,
  Government Portfolio          consistent with preservation of   LLC
                                capital and maintenance of        Sub-Investment
                                liquidity.                        Manager: Western
                                                                  Asset Management
                                                                  Company





Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The Deferred Annuity Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

* We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds(R) only through various insurance company annuities and insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.





                                                                        C-PPA-17

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund and American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS

An investment manager (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or sub-investment manager of an Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of an Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the investment manager makes a profit with respect to the investment manager fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for the Portfolios for information on the management fees paid by the investment managers to the sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the Portfolio's prospectus. (See the Fee Table and "Who Sells the Deferred Annuities and Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment return.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments




C-PPA-18
to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities and Income Annuities.")

DEFERRED ANNUITIES


This Prospectus describes the following Deferred Annuities under which you can accumulate money:

* Non-Qualified       * Roth IRAs (Roth
* Traditional IRA       Individual
  (Individual           Retirement
  Retirement            Annuities)
  Annuities)          * Unallocated Keogh


Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

* Allocated (your Account Balance records are kept for you as an individual); or

* Unallocated (Account Balance records are kept for a plan or group as a whole).



THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. These investment strategies are available to you without any additional charges. However, the investment




                                                                        C-PPA-19
strategies are not available for the unallocated Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM) An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth Division based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your Contract earns. Early withdrawal charges may be taken from any earnings.

THE EQUALIZER(SM) You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(R) You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM) You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

THE ALLOCATOR(SM) Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.





C-PPA-20

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, debit authorization, salary reduction or salary deduction. You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change, as long as it is within 30 days after we receive the request.

If you choose to make an allocation to the asset allocation investment divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation investment divisions. After the initial purchase payment has been made, you may allocate subsequent purchase payments or make transfers from any asset allocation investment division to any investment choice or to one or more of the asset allocation investment divisions.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction," your employer deducts an amount from your salary and makes the purchase payment for you. With purchase payments through debit authorization your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

* Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

* A withdrawal should you leave your job (for the unallocated Keogh Deferred Annuity).

* Retirement, for certain Deferred Annuities. You may no longer make purchase payments if you retire.

* Receiving systematic termination payments (described later).





                                                                        C-PPA-21

THE VALUE OF YOUR INVESTMENT

Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

* Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

$500    =  50 accumulation units
----
 $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525. (50 x $10.50 = $525)

            $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475. (50 x $9.50 = $475).

             $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

* The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.





C-PPA-22

WE MAY REQUIRE YOU TO:

* Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the Western Asset Management Strategic Bond Opportunities, Clarion Global Real Estate, Julius Baer International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds




                                                                        C-PPA-23
portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer/reallocation requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future transfer/reallocation requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other




C-PPA-24
insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owners or participant/annuitant). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

* The percentage or dollar amount of the withdrawal; and

* The investment division (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

If you have certain Non-Qualified or IRA Deferred Annuities, subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be take out pro-rata from the Fixed Interest Account and any investment divisions in which you have an Account Balance.





                                                                        C-PPA-25

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.





C-PPA-26

CONTRACT FEE

There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than a certain amount.

CHARGES

There are two types of charges you pay while you have money in an investment division:

* Insurance-related charge, and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity. MetLife guarantees that the Separate Account insurance-related charge will not increase while you have this Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment manager for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.





                                                                        C-PPA-27

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. The early withdrawal charge does not apply in certain situations or upon the occurrence of certain events or circumstances. Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:


                        During Purchase Payment Year

Year               1      2      3      4      5      6      7     8 & Later
Percentage         7%     6%     5%     4%     3%     2%     1%        0%




Early withdrawal charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.





C-PPA-28

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make among the investment divisions or to the Fixed Interest Account.

* On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.

* If you withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds the specified percentage will you have to pay early withdrawal charges. For the unallocated Keogh and certain other Deferred Annuities, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

The percentage of your Account Balance you are permitted without an early withdrawal charge is for:

  -  Unallocated Keogh Deferred Annuity, 20%.

  - Non-Qualified and IRA Deferred Annuities (depending on the contract's terms), either 10% of your Account Balance or 10% of your Fixed Interest Account balance only.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy
  Section 72(t) requirements under the Internal Revenue Code.

* Except for the unallocated Keogh Deferred Annuity, if your Contract provides for this, and the provision is approved in your state, on your first withdrawal to which an early withdrawal charge would otherwise apply and either you or your spouse:

  - Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

  - Is diagnosed with a terminal illness and not expected to live more than a year.

* On Systematic Termination. For the unallocated Keogh Deferred Annuity, if the Contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:





              Contract Year

 1*     2        3        4         5

20%    25%    33 1/3%    50%    remainder



     * Less that Contract Year's withdrawals





                                                                        C-PPA-29

  Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the Contract. If you ask to restart systematic termination, you start at the beginning of the schedule listed above.

* For the unallocated Keogh Deferred Annuity, if you are disabled and you request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974, and if your plan document defines disability, then your plan's definition governs.

* If you retire:

  - For certain Non-Qualified Deferred Annuities, if you retire from the employer and for certain others if you retire and receive retirement benefits from your employer's qualified plan.

  -  For certain IRA Deferred Annuities, if you retire from the employer.

  - For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the Contract.

* If you leave your job:

  - For certain Non-Qualified Deferred Annuities, you must either leave your job with the employer or certain others if you leave your job and you receive retirement benefits.

  - For certain IRA Deferred Annuities, if you leave your job with the employer.

  - If you are a "restricted" participant, according to the terms of the unallocated Keogh Deferred Annuity, you also must have participated for the time stated in the Contract.

* For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For the unallocated Keogh Deferred Annuity, if you make a direct transfer to another investment vehicle we have preapproved. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For the unallocated Keogh Deferred Annuity, if you suffer an unforeseen hardship.

* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer is subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.





C-PPA-30

* Amounts transferred before January 1, 1996:

  We credit your transfer amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original Contract:





                 During Purchase Payment Year

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%





* Transferred amounts on or after January 1, 1996:

  - For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original Contract:





                      After the Transfer

Year           1      2      3      4      5     6 and Beyond

Percentage     5%     4%     3%     2%     1%         0%





  - If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in the Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on whether you purchased the Deferred Annuity through the mail or your age. Again, depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name the beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities.

If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

* Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period, less any later partial withdrawals, fees and charges; or

* The total of all of your purchase payments less any partial withdrawals.





                                                                        C-PPA-31

Your death benefit for the unallocated Keogh Deferred Annuity is no more than the Account Balance and is paid to the Keogh trustee.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documents in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. (See "Income Taxes" for a discussion of partial annuitization.) You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. The variable pay-out option may not be available in all states. Please be aware that once your Contract is annuitized you are ineligible to receive the Death Benefit you have selected.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

* A fixed dollar payment or a variable payment; and

* A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.





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By the date specified in your Contract, if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, then we may treat your silence as a request to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase. We no longer offer the Income Annuities.

INCOME ANNUITIES


Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. We no longer offer the Income Annuity.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. If you annuitize your Deferred Annuity and should our current annuity rates for a fixed pay-out option for this type of Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

* Non-Qualified                                * Roth IRAs
* Unallocated Keogh                            * Traditional IRAs


If you have accumulated amounts in any of the listed investment vehicles (for example, Traditional IRAs, ROTH IRAs, Keoghs, 401(k)s), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of income payment type may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.





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* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum if the owner dies.

Many times the Owner and the Annuitant are the same person.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. Due to underwriting or Internal Revenue Code considerations the choice of percentage reductions and/or the duration of the guarantee period may be limited.

When deciding how to receive income, consider:

* The amount of income you need;

* The amount you expect to receive from other sources;

* The growth potential of other investments; and

* How long you would like your income to last.

We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made, to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.





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

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

ALLOCATION

You decide what portion of your income payment is allocated to each of the variable investment divisions.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the




                                                                        C-PPA-35
transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be written 10 days after we issue the Income Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer a 3% and 4% AIR. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge (Separate Account charge) (the resulting number is the net investment return) exceeds the AIR (for the time period between payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge (Separate Account charge) (the net investment return) is less than the AIR (for the time period between payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of your payment will be determined on your Contract's issue date.

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (Separate Account charge) (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

* Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

You can reallocate among the investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate amounts from the Fixed Income Option to the investment divisions. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).





C-PPA-36

There is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares or other funds we have designated in the investment divisions to generate your income payments.

For us to process a reallocation, you must tell us:

  -  The percentage of the income payment to be reallocated;

  - The investment divisions (or Fixed Income Option) from which you want the income payment to be reallocated; and

  - The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  - First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  - Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  - Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  - Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

  - Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  - Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100.




                                                                        C-PPA-37

     Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

Frequent requests from contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the Western Asset Management Strategic Bond Opportunities, Clarion Global Real Estate, Julius Baer International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolio's ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month




C-PPA-38
restriction during which period we will require all transfer/reallocation requests to and from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.





                                                                        C-PPA-39

CONTRACT FEE

There is no contract fee.

CHARGES

There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

* Insurance-related charge; and

* Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain contract charges.

The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when




C-PPA-40
taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on whether you purchased your Income Annuity through the mail or your age. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.

GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check or certified check made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your initial purchase payments.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

* After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At




                                                                        C-PPA-41
that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations; withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to you include:

* Account Balance

* Unit Values

* Current rates for the Fixed Interest Account

* Transfers

* Changes to investment strategies

* Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out




C-PPA-42
of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

MISSTATEMENT

We may require proof of age of the annuitant, owner, or beneficiary before making any payments under this Contract that are measured by the annuitant's, owner's or beneficiary's life. If the age of the annuitant, owner, or beneficiary has been misstated, the amount payable will be the amount that the Account Balance would have provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in any other manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

  - rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or





                                                                        C-PPA-43

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  -  during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation (of Non-Standard Performance), we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.





C-PPA-44

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in annuity unit value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

* To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of transfers/reallocations permitted).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.





                                                                        C-PPA-45

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund and American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Non-Qualified or IRA Deferred Annuity or an Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners and/or participants/annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

* The shares for which voting instructions are received, and

* The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.





C-PPA-46

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MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900,
Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. With respect to the Deferred Annuity, the gross dealer concession ranges from 0% to 6% of each purchase payment and 0.15% of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.





                                                                        C-PPA-47

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that broker-dealer firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.

MLIDC may also enter into preferred distribution arrangements with certain affiliated broker-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the broker-dealer firm provides in connection with the distribution of the Contracts.

These services may include providing us with access to the distribution network of the broker-dealer firm, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer firm, or general marketing services performed by the broker-dealer firm. The broker-dealer firm may also provide other services or incur other costs in connection with distributing the Contracts.

MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a contract.

We or our affiliates pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all purchase payments allocated to the American Funds Bond Fund, American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.





C-PPA-48

FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Deferred Annuity). We may only cancel the unallocated Keogh Deferred Annuity if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than $15,000. Accordingly, no Contract will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. Certain Deferred Annuities do not contain these cancellation provisions.

If we do cancel your Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

INCOME TAXES


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.





                                                                        C-PPA-49

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL

Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.





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As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                                   Type of Contract
                                                            -----------------------------
                                                               Non     Trad.  Roth
                                                            Qualified   IRA    IRA  Keogh
                                                            ---------  -----  ----  -----
In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy (SEPP)         x        x      x     x
After you die                                                   x        x      x     x
After you become totally disabled (as defined in the Code)      x        x      x     x
Separation from service if you are over 55                                            x
To pay deductible medical expenses                                       x      x     x
To pay medical insurance premiums if you are unemployed                  x      x
For qualified higher education expenses, or                              x      x
For qualified first time home purchases up to $10,000                    x      x
After December 31, 1999 for IRS levies                                   x      x     x
Certain immediate income annuities providing a series of
substantially equal periodic payments made annually (or
more frequently) over the specified payment period              x
Payment to alternate payess pursuant to qualified domestic
relations order                                                                       x
(*) For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25%
    for withdrawals within the first two years of your participation in the SIMPLE IRA.




SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

* Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must




                                                                        C-PPA-51
  commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


* The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchanges") on or after June 30, 2008, will be treated as a taxable withdrawal rather than a non-taxable exchange. Such circumstances generally include situations where amounts are withdrawn income payments made from either contract involved in the partial exchange within a period of twelve months following transfers. Certain exceptions may apply. Consult your own independent tax advisor prior to a partial exchange.


* Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

* Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expense. Certain income annuities under section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will




C-PPA-52
tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/ reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.





                                                                        C-PPA-53

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.





C-PPA-54

* Possible taxation as if you were the contract owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES
TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

* Individuals age 50 or older can make an additional "catch-up" purchase payment of (assuming the individual has sufficient compensation).

* If you are an active participant in a retirement plan of an employer, your contributions may be limited.





                                                                        C-PPA-55

* Purchase payments in excess of these amounts may be subject to a penalty tax.

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.





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

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

Rollovers into your SIMPLE IRA. You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.

Rollovers from your SIMPLE IRA. Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. Also, if you are an active participant in a retirement plan of an employer, your contributions may be limited. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met,




                                                                        C-PPA-57
you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b) , 401(a) and 457(b) plans of a state or local governmental employer) if code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover.

If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

* The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

* The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing Traditional IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

This income limitation will not apply for taxable years beginning in 2010.

If you are married but file separately, you may not convert a Traditional IRA into a ROTH IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)





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

Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the account value at date of conversion.

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note that where payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

KEOGH ANNUITIES

GENERAL

Code Section 401(a) pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences; consult your tax adviser.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances, "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are annual purchase payment limits for these annuities under the Code. Purchase payments in excess of these limits may result in adverse tax consequences.





                                                                        C-PPA-59

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

PARTIAL AND FULL WITHDRAWALS

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA. Beginning in 2008, under certain circumstances such transfers can be made to Roth IRAs, but taxes must be paid on earning and before-tax contributions in the year of transfer.

Because your purchase payments are generally on a before-tax basis, you pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are not subject to income tax, depending on your plan, however, this portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of your plan benefit or account balance.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For Keogh Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

* The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and Contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals, which should have been taken but were not.

In all other respects, the minimum distribution rules work similarly to those under IRAs. Consult your tax advisor.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.





C-PPA-60

APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                                            Keogh, 401(a),
                                                                              401(k), and
                                                         IRA Deferred           403(a)             Non-Qualified
                                                          and Income         Deferred and          Deferred and
                                                         Annuities(1)      Income Annuities      Income Annuities
                                                         ------------      ----------------      ----------------
California.........................................           0.5%(2)             0.5%                 2.35%
Maine..............................................            --                  --                   2.0%
Nevada.............................................            --                  --                   3.5%
Puerto Rico........................................           1.0%                1.0%                  1.0%
South Dakota.......................................            --                  --                  1.25%
West Virginia......................................           1.0%                1.0%                  1.0%
Wyoming............................................            --                  --                   1.0%




---------

1 PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF sec.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

2 WITH RESPECT TO DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING REQUIREMENTS OF sec.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.





                                                                        C-PPA-61

APPENDIX A-1

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a name change.

UNDERLYING PORTFOLIO NAME CHANGES


                FORMER NAME                                       NEW NAME
-------------------------------------------     -------------------------------------------
MET INVESTORS FUND                              MET INVESTORS FUND
  Neuberger Berman Real Estate                    Clarion Global Real Estate
  Portfolio -- Class A                            Portfolio -- Class A
METROPOLITAN FUND                               METROPOLITAN FUND
  FI International Stock Portfolio                Julius Baer International Stock
                                                  Portfolio
  Harris Oakmark Large Cap Value Portfolio        MFS(R) Value Portfolio







C-PPA-62

APPENDIX B


 ACCUMULATION UNIT VALUES (IN DOLLARS)

This table shows fluctuations in the Accumulation Unit Value for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Division(e)...............................     2001         $ 15.08            $ 13.77               13
                                                 2002           13.77              11.04               46
                                                 2003           11.04              16.80              170
                                                 2004           16.80              20.11              363
                                                 2005           20.11              24.98              443
                                                 2006           24.98              30.70              743
                                                 2007           30.70              36.92              869

American Funds Growth Division(e)...........     2001          145.96             124.55               13
                                                 2002          124.55              93.21               68
                                                 2003           93.21             126.32              117
                                                 2004          126.32             140.76              178
                                                 2005          140.76             162.02              168
                                                 2006          162.02             176.90              259
                                                 2007          176.90             196.86              274

American Funds Growth-Income Division(e)....     2001           95.64              92.64               11
                                                 2002           92.64              74.93               72
                                                 2003           74.93              98.30              174
                                                 2004           98.30             107.47              302
                                                 2005          107.47             112.67              284
                                                 2006          112.67             128.59              317
                                                 2007          128.59             133.79              340

BlackRock Aggressive Growth Division........     1998           38.02              42.82            1,875
                                                 1999           42.82              56.51            1,751
                                                 2000           56.51              51.71            1,852
                                                 2001           51.71              39.05            1,971
                                                 2002           39.05              27.57            1,655
                                                 2003           27.57              38.45            1,590
                                                 2004           38.45              43.03            1,507
                                                 2005           43.03              47.18            1,356
                                                 2006           47.18              49.89            1,235
                                                 2007           49.89              59.58            1,096




                                                                        C-PPA-63

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

BlackRock Bond Income Division(c)...........     1998         $ 32.77            $ 35.51              572
                                                 1999           35.51              34.37              527
                                                 2000           34.37              37.87              475
                                                 2001           37.87              40.64              562
                                                 2002           40.64              43.61              502
                                                 2003           43.61              45.72              465
                                                 2004           45.72              47.30              430
                                                 2005           47.30              47.99              428
                                                 2006           47.99              49.64              435
                                                 2007           49.64              52.26              448

BlackRock Diversified Division..............     1998           33.57              39.79            1,172
                                                 1999           39.79              42.84            1,326
                                                 2000           42.84              42.88            1,337
                                                 2001           42.88              39.79            1,462
                                                 2002           39.79              33.95            1,149
                                                 2003           33.95              40.54            1,085
                                                 2004           40.54              43.58            1,016
                                                 2005           43.58              44.49              919
                                                 2006           44.49              48.71              975
                                                 2007           48.71              51.10              899

BlackRock Large Cap Core Division*(b).......     2007           85.63              86.77              758

BlackRock Large Cap Division (formerly
  BlackRock Investment Trust)...............     1998           60.00              76.18            1,304
                                                 1999           76.18              89.40            1,356
                                                 2000           89.40              83.10            1,342
                                                 2001           83.10              68.31            1,374
                                                 2002           68.31              49.99            1,145
                                                 2003           49.99              64.49            1,097
                                                 2004           64.49              70.82            1,011
                                                 2005           70.82              72.67              905
                                                 2006           72.67              82.15              829
                                                 2007           82.15              86.35                0

BlackRock Large Cap Value Division(k).......     2004           10.10              11.18                3
                                                 2005           11.18              11.74                4
                                                 2006           11.74              13.88               32
                                                 2007           13.88              14.21               15




C-PPA-64

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

BlackRock Legacy Large Cap Growth
  Division(k)...............................     2004         $ 10.08            $ 11.10                0
                                                 2005           11.10              11.76                0
                                                 2006           11.76              12.14                0
                                                 2007           12.14              14.27                1

BlackRock Strategic Value Division(a).......     2000           10.00              12.26               69
                                                 2001           12.26              14.09              443
                                                 2002           14.09              10.98              769
                                                 2003           10.98              16.33              943
                                                 2004           16.33              18.66            1,133
                                                 2005           18.66              19.25              990
                                                 2006           19.25              22.26            1,299
                                                 2007           22.26              21.29            1,187

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate
  Division)(k)..............................     2004           10.00              12.89                1
                                                 2005           12.89              14.51               15
                                                 2006           14.51              19.82               29
                                                 2007           19.82              16.72               20

Davis Venture Value Division(a).............     2000           30.70              31.35               22
                                                 2001           31.35              27.59              100
                                                 2002           27.59              22.86              159
                                                 2003           22.86              29.64              224
                                                 2004           29.64              32.99              329
                                                 2005           32.99              36.04              326
                                                 2006           36.04              40.91              470
                                                 2007           40.91              42.38              486

FI Mid Cap Opportunities Division(j)........     1998           12.72              17.28              763
                                                 1999           17.28              38.17            2,653
                                                 2000           38.17              26.00            3,856
                                                 2001           26.00              16.14            4,759
                                                 2002           16.14              11.35            4,044
                                                 2003           11.35              15.13            4,103
                                                 2004           15.13              17.57            3,924
                                                 2005           17.57              18.61            3,336
                                                 2006           18.61              20.62            3,690
                                                 2007           20.62              22.13            3,422




                                                                        C-PPA-65

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

FI Value Leaders Division(k)................     2004         $ 10.09            $ 11.43                0
                                                 2005           11.43              12.53                3
                                                 2006           12.53              13.89                4
                                                 2007           13.89              14.34                6

Franklin Templeton Small Cap Growth
  Division(e)...............................     2001           10.00               8.82               25
                                                 2002            8.82               6.30               50
                                                 2003            6.30               9.05              108
                                                 2004            9.05               9.99              119
                                                 2005            9.99              10.36              126
                                                 2006           10.36              11.29              205
                                                 2007           11.29              11.69              186

Harris Oakmark Focused Value Division(e)....     2001           24.53              27.50              112
                                                 2002           27.50              24.83              267
                                                 2003           24.83              32.63              352
                                                 2004           32.63              35.53              451
                                                 2005           35.53              38.71              559
                                                 2006           38.71              43.13              558
                                                 2007           43.13              39.80              484

Harris Oakmark International Division(k)....     2004           10.03              11.69               14
                                                 2005           11.69              13.26               29
                                                 2006           13.26              16.98               41
                                                 2007           16.98              16.67               58

Janus Forty Division(n).....................     2007          247.12             304.57                0

Jennison Growth Division....................     2005            4.18               5.06              317
                                                 2006            5.06               5.15              416
                                                 2007            5.15               5.70              431

Jennison Growth Division (formerly
  Met/Putnam Voyager Division)(a)(i)........     2000            9.82               7.25               41
                                                 2001            7.25               4.97              179
                                                 2002            4.97               3.50              220
                                                 2003            3.50               4.36              299
                                                 2004            4.36               4.53              312
                                                 2005            4.53               4.14              280




C-PPA-66

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Julius Baer International Stock Division
  (formerly FI International Stock
  Division).................................     1998         $ 13.53            $ 16.43            1,176
                                                 1999           16.43              18.95            1,114
                                                 2000           18.95              16.88            1,096
                                                 2001           16.88              13.27            1,162
                                                 2002           13.27              10.85            1,006
                                                 2003           10.85              13.76              965
                                                 2004           13.76              16.11              904
                                                 2005           16.11              18.83            1,179
                                                 2006           18.83              21.73            1,262
                                                 2007           21.73              23.75            1,095

Lazard Mid Cap Division.....................     2004           10.10              10.95                6
                                                 2005           10.95              11.76                6
                                                 2006           11.76              13.38               11
                                                 2007           13.38              12.92                6

Legg Mason Partners Aggressive Growth
  Division (formerly Janus Aggressive Growth
  Division)(e)(h)...........................     2001           10.03               7.79               59
                                                 2002            7.79               5.36               84
                                                 2003            5.36               6.87              157
                                                 2004            6.87               7.41              215
                                                 2005            7.41               8.36              214
                                                 2006            8.36               8.15              353
                                                 2007            8.15               8.28              331

Legg Mason Value Equity.....................     2006            9.82              10.57              100
                                                 2007           10.57               9.87              108

Legg Mason Value Equity (formerly MFS(R)
  Investors Trust Division)(l)..............     2001            9.45               8.41                6
                                                 2002            8.41               6.65               16
                                                 2003            6.65               8.03               33
                                                 2004            8.03               8.85               71
                                                 2005            8.85               9.41               57
                                                 2006            9.41               9.87               59




                                                                        C-PPA-67

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond
  Division(d)...............................     1998         $ 10.00            $ 10.12               10
                                                 1999           10.12               9.89              162
                                                 2000            9.89              10.91              271
                                                 2001           10.91              11.61              844
                                                 2002           11.61              12.68              809
                                                 2003           12.68              13.02              978
                                                 2004           13.02              13.42            1,171
                                                 2005           13.42              13.57            1,266
                                                 2006           13.57              14.00            1,651
                                                 2007           14.00              14.82            1,753

Loomis Sayles Small Cap Division(a).........     2000           26.26              26.03               14
                                                 2001           26.03              23.51               47
                                                 2002           23.51              18.27               63
                                                 2003           18.27              24.70               91
                                                 2004           24.70              28.47              103
                                                 2005           28.47              30.16               94
                                                 2006           30.16              34.86              155
                                                 2007           34.86              38.64              179

Lord Abbett Bond Debenture Division(b)(f)...     1998           10.53               9.65              158
                                                 1999            9.65              11.26              232
                                                 2000           11.26              11.05              241
                                                 2001           11.05              10.80              298
                                                 2002           10.80              10.83              254
                                                 2003           10.83              12.83              271
                                                 2004           12.83              13.78              341
                                                 2005           13.78              13.90              408
                                                 2006           13.90              15.05              562
                                                 2007           15.05              15.93              647

Met/AIM Small Cap Growth Division(k)........     2004           10.09              10.85                0
                                                 2005           10.85              11.68                0
                                                 2006           11.68              13.18                0
                                                 2007           13.18              14.54                1




C-PPA-68

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index Division(a).....     2000         $ 10.00            $ 10.63              111
                                                 2001           10.63              10.41              340
                                                 2002           10.41               8.77              522
                                                 2003            8.77              11.73              738
                                                 2004           11.73              13.48              811
                                                 2005           13.48              14.99              872
                                                 2006           14.99              16.35            1,291
                                                 2007           16.35              17.46            1,299

MetLife Stock Index Division................     1998           32.49              41.28            4,766
                                                 1999           41.28              49.39            5,674
                                                 2000           49.39              44.36            5,783
                                                 2001           44.36              38.60            6,497
                                                 2002           38.60              29.69            5,609
                                                 2003           29.69              37.71            5,667
                                                 2004           37.71              41.29            5,517
                                                 2005           41.29              42.80            4,020
                                                 2006           42.80              48.96            4,043
                                                 2007           48.96              51.03            3,746

MFS(R) Research International Division(e)...     2001           10.00               8.74                8
                                                 2002            8.74               7.66               31
                                                 2003            7.66              10.04               65
                                                 2004           10.04              11.90              122
                                                 2005           11.90              13.77              158
                                                 2006           13.77              17.31              383
                                                 2007           17.31              19.48              428

MFS(R) Total Return Division(k).............     2004           33.30              36.38            1,276
                                                 2005           36.38              37.16            1,466
                                                 2006           37.16              41.31            1,337
                                                 2007           41.31              42.71            1,233




                                                                        C-PPA-69

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

MFS(R) Value Division (formerly Harris
  Oakmark Large Cap Value Division)(e)......     1998         $ 10.00            $  9.71                2
                                                 1999            9.71               8.96               74
                                                 2000            8.96               9.98              126
                                                 2001            9.98              11.70              661
                                                 2002           11.70               9.95              748
                                                 2003            9.95              12.37              940
                                                 2004           12.37              13.65            1,269
                                                 2005           13.65              13.33            1,123
                                                 2006           13.33              15.60            1,335
                                                 2007           15.60              14.87            1,284

Morgan Stanley EAFE(R) Index Division(d)....     1998           10.00              10.79               13
                                                 1999           10.79              13.35              141
                                                 2000           13.35              11.31              301
                                                 2001           11.31               8.77              639
                                                 2002            8.77               7.24              672
                                                 2003            7.24               9.87              882
                                                 2004            9.87              11.70              983
                                                 2005           11.70              13.13            1,045
                                                 2006           13.13              16.35            1,481
                                                 2007           16.35              17.95            1,506

Neuberger Berman Mid Cap Value Division(d)..     1998           10.00              10.72                5
                                                 1999           10.72              12.50               78
                                                 2000           12.50              15.88              329
                                                 2001           15.88              15.33              500
                                                 2002           15.33              13.73              532
                                                 2003           13.73              18.57              634
                                                 2004           18.57              22.60              878
                                                 2005           22.60              25.14              942
                                                 2006           25.14              27.76            1,116
                                                 2007           27.76              28.44            1,072

Oppenheimer Capital Appreciation
  Division(m)...............................     2005            8.18               8.93                1
                                                 2006            8.93               9.54                1
                                                 2007            9.54              10.82                3




C-PPA-70

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Oppenheimer Global Equity Division..........     1998         $ 10.87            $ 12.49              489
                                                 1999           12.49              15.49              602
                                                 2000           15.49              15.09              757
                                                 2001           15.09              12.55              967
                                                 2002           12.55              10.44              805
                                                 2003           10.44              13.49              849
                                                 2004           13.49              15.55              829
                                                 2005           15.55              17.91            1,404
                                                 2006           17.91              20.68            1,700
                                                 2007           20.68              21.82            1,597

PIMCO Total Return Division(e)..............     2001           10.00              10.56               78
                                                 2002           10.56              11.47              342
                                                 2003           11.47              11.87              667
                                                 2004           11.87              12.38              932
                                                 2005           12.38              12.56              978
                                                 2006           12.56              13.04            1,318
                                                 2007           13.04              13.93            1,307

RCM Technology Division(e)..................     2001           10.00               7.45               21
                                                 2002            7.45               3.65               45
                                                 2003            3.65               5.70              330
                                                 2004            5.70               5.41              214
                                                 2005            5.41               5.97              188
                                                 2006            5.97               6.23              274
                                                 2007            6.23               8.13              474

Russell 2000(R) Index Division(d)...........     1998           10.00              10.53               15
                                                 1999           10.53              12.80              197
                                                 2000           12.80              12.20              418
                                                 2001           12.20              12.19              700
                                                 2002           12.19               9.60              724
                                                 2003            9.60              13.90              915
                                                 2004           13.90              16.21            1,177
                                                 2005           16.21              16.78              955
                                                 2006           16.78              19.61            1,305
                                                 2007           19.61              19.13            1,234




                                                                        C-PPA-71

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Division(d)..     1998         $ 10.00            $ 11.01                2
                                                 1999           11.01              13.33              115
                                                 2000           13.33              13.14              445
                                                 2001           13.14              11.72              631
                                                 2002           11.72               8.91              515
                                                 2003            8.91              11.55              637
                                                 2004           11.55              12.58              690
                                                 2005           12.58              13.28              666
                                                 2006           13.28              14.90              883
                                                 2007           14.90              16.14              844

T. Rowe Price Mid Cap Growth Division(e)....     2001           10.00               8.44               44
                                                 2002            8.44               4.68              129
                                                 2003            4.68               6.36              267
                                                 2004            6.36               7.44              458
                                                 2005            7.44               8.47              544
                                                 2006            8.47               8.94              857
                                                 2007            8.94              10.44              939

T. Rowe Price Small Cap Growth Division.....     1998           11.78              12.08              992
                                                 1999           12.08              15.31            1,055
                                                 2000           15.31              13.79            1,493
                                                 2001           13.79              12.42            1,874
                                                 2002           12.42               9.02            1,748
                                                 2003            9.02              12.59            1,849
                                                 2004           12.59              13.86            1,688
                                                 2005           13.86              15.24            1,483
                                                 2006           15.24              15.68            1,799
                                                 2007           15.68              17.07            1,624

Western Asset Management Strategic Bond
  Opportunities Division(e).................     2001           16.05              16.56                4
                                                 2002           16.56              17.98               37
                                                 2003           17.98              20.06               96
                                                 2004           20.06              21.18              183
                                                 2005           21.18              21.58              178
                                                 2006           21.58              22.46              252
                                                 2007           22.46              23.14              278




C-PPA-72

---------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                         BEGINNING OF YEAR     END OF YEAR       ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION    UNITS END OF YEAR
FUND NAME                                        YEAR        UNIT VALUE        UNIT VALUE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------

Western Asset Management U.S. Government
  Division(e)...............................     2001         $ 14.83            $ 15.39               58
                                                 2002           15.39              16.46              165
                                                 2003           16.46              16.58              183
                                                 2004           16.58              16.92              203
                                                 2005           16.92              17.05              196
                                                 2006           17.05              17.59              275
                                                 2007           17.59              18.18              326

MetLife Aggressive Allocation Division(m)...     2005            9.99              11.20               11
                                                 2006           11.20              12.87              171
                                                 2007           12.87              13.20              336

MetLife Conservative Allocation
  Division(m)...............................     2005            9.99              10.34               15
                                                 2006           10.34              10.99               75
                                                 2007           10.99              11.51              297

MetLife Conservative to Moderate Allocation
  Division(m)...............................     2005            9.99              10.57               33
                                                 2006           10.57              11.49              223
                                                 2007           11.49              11.96              430

MetLife Moderate Allocation Division(m).....     2005            9.99              10.79              117
                                                 2006           10.79              11.99              589
                                                 2007           11.99              12.42            1,302

MetLife Moderate to Aggressive Allocation
  Division(m)...............................     2005            9.99              11.02               51
                                                 2006           11.02              12.50              574
                                                 2007           12.50              12.90            1,213



---------

NOTES:

A     INCEPTION DATE: JULY 5, 2000.

B THE ASSETS OF BLACKROCK LARGE CAP DIVISION (FORMERLY BLACKROCK INVESTMENT TRUST DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ACCUMULATION UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP DIVISION.

C THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.

D     INCEPTION DATE: NOVEMBER 9, 1998.

E     INCEPTION DATE: MAY 1, 2001.

F THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.

G     INCEPTION DATE: MAY 1, 2002.





                                                                        C-PPA-73

H THE ASSETS OF THE JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003 ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

I THE ASSETS IN MET/PUTNAM VOYAGER INVESTMENT DIVISION WERE MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

J THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.

K     INCEPTION DATE: MAY 1, 2004.

L THE ASSETS OF THE MFS INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS INVESTORS TRUST DIVISION.

M     INCEPTION DATE: MAY 1, 2005.

N     INCEPTION DATE: APRIL 30, 2007.

* WE ARE WAIVING A PORTION OF THE SEP ACCT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE BLACKROCK LARGE CAP CORE PORTFOLIO. PLEASE SEE THE TABLE OF EXPENSES FOR MORE INFORMATION.





C-PPA-74

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST                        LEGAL NAME OF PORTFOLIO SERIES                 MARKETING NAME
----------------------------------     ----------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)      Global Small Capitalization Fund          American Funds Global Small
                                                                                      Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES(R)             Growth-Income Fund              American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES(R)                 Growth Fund                    American Funds Growth Fund
METROPOLITAN SERIES FUND, INC.               FI Large Cap Portfolio            FI Large Cap Portfolio (Fidelity)
METROPOLITAN SERIES FUND, INC.         FI Mid Cap Opportunities Portfolio     FI Mid Cap Opportunities Portfolio
                                                                                          (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Value Leaders Portfolio             FI Value Leaders Portfolio
                                                                                          (Fidelity)







                                                                        C-PPA-75

APPENDIX D

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

                                                                               PAGE

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................     2

SERVICES.....................................................................     2

PRINCIPAL UNDERWRITER........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................     2

EXPERIENCE FACTOR............................................................     2

VARIABLE INCOME PAYMENTS.....................................................     3

CALCULATING THE ANNUITY UNIT VALUE...........................................     4

ADVERTISEMENT OF THE SEPARATE ACCOUNT........................................     6

VOTING RIGHTS................................................................     7

ERISA........................................................................     8

TAXES........................................................................     9

INVESTOR CONTROL.............................................................    14

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.................................     i

FINANCIAL STATEMENTS OF METLIFE..............................................   F-1







C-PPA-76

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the appropriate address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] American Funds Insurance Series(R)

[ ] I have changed my address. My current address is:


                                        Name -----------------------
------------------------
    (Contract Number)

                                     Address -----------------------

------------------------                     -----------------------
       (Signature)                                              zip




Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893